1933 Act File No. 333-[______]

1940 Act File No. 811-22808

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-2

☑REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

☐ PRE-EFFECTIVE AMENDMENT NO. __

☐ POST-EFFECTIVE AMENDMENT NO. __

☑ REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

☐ AMENDMENT NO. __

PREDEX

Principal Executive Offices

17605 Wright Street, Suite 2

Omaha, NE  68130

(402) 493-4603

Agent for Service

The Corporation Trust Company

Corporation Trust Center

1209 Orange St.

Wilmington, DE  19801

Copies of information to:

JoAnn Strasser, Esq. Thompson Hine LLP 41 South High Street, Suite 1700 Columbus, Ohio 43215 (614) 469-3200	James Ash, Esq. Gemini Fund Services, LLC 80 Arkay Drive Hauppauge, NY 11788 (631) 470-2616

Approximate Date of Proposed Public Offering: As soon as practicable after the effective date of this Registration Statement.

If any securities being registered on this form will be offered on a delayed or continuous basis in reliance on Rule 415 under the Securities Act of 1933, other than securities offered in connection with a dividend reinvestment plan, check the following box. ☑

The registrant hereby amends this Registration Statement on such date or dates as may be necessary to delay its effective date until the Registrant shall file a further

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amendment which specifically states that the Registration Statement shall thereafter become effective in accordance with Section 8(a) of the Securities Act of 1933 or until the Registration Statement shall become effective on such dates as the Securities and Exchange Commission, acting pursuant to said Section 8(a), may determine.

CALCULATION OF REGISTRATION FEE UNDER THE SECURITIES ACT OF 1933

Title of Securities Being Registered	Amount Being Registered(1)	Proposed Maximum Offering Price Per Share	Proposed Maximum Aggregate Offering Price(1)	Amount of Registration Fee(1)
Shares of Beneficial Interest	10,000,000	$10.00	$100,000,000	$13,640

(1) Estimated solely for the purpose of calculating the registration fee, in accordance with Rule 457(o) of the Securities Act of 1933.

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SUBJECT TO COMPLETION PRELIMINARY PROSPECTUS DATED March 1, 2013

The information in this prospectus is not complete and may be changed. These securities may not be sold until the registration statement filed with the Securities and Exchange Commission is effective. The prospectus is not an offer to sell these securities and is not soliciting an offer to buy these securities in any jurisdiction where the offer or sale is not permitted.

PREDEX

PROSPECTUS

Shares of Beneficial Interest
$100,000 minimum purchase

[___________], 2013

PREDEX (an abbreviation for Private Real Estate Index Fund) is a newly organized, continuously offered, non-diversified, closed-end management investment company, that is operated as an interval fund.

Neither the Securities and Exchange Commission nor any state securities commission has approved or disapproved these securities or determined if this prospectus is truthful or complete.  Any representation to the contrary is a criminal offense.

This prospectus concisely provides the information that a prospective investor should know about PREDEX before investing.  You are advised to read this prospectus carefully and to retain it for future reference.  Additional information about PREDEX, including a Statement of Additional Information ("SAI") dated [_______ _], 2013, has been filed with the Securities and Exchange Commission ("SEC").  The SAI is available upon request and without charge by writing PREDEX at c/o Gemini Fund Services, LLC, 17605 Wright Street, Suite 2, Omaha, NE  68130, or by calling toll-free 1-[__]-[___]-[____].  The table of contents of the SAI appears on page [___] of this prospectus.  You may request PREDEX's SAI, annual and semi-annual reports when available, and other information about PREDEX or make shareholder inquiries by calling 1-[__]-[___]-[____] or by visiting www.[________].com.  The SAI, which is incorporated by reference into (legally made a part of) this prospectus, is also available on the SEC's website at http://www.sec.gov. The address of the SEC's website is provided solely for the information of prospective shareholders and is not intended to be an active link.

Investment Objective.  PREDEX seeks returns, before fees and expenses, equal to those of the National Council of Real Estate Investment Fiduciaries Open-End

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Diversified Core Equity Fund Index ("NFI-ODCE Index"), which is composed of privately-offered institutionally-sponsored perpetual real estate funds that are not publicly traded.

PREDEX pursues its index-tracking investment objective using a fund-of-funds approach by investing in up to 12 of the 18 funds in the Index that accept taxable investors, such as PREDEX.  If more funds in the Index accept taxable investors, the investment adviser to PREDEX will consider adding those funds to PREDEX’s investment portfolio.  PREDEX also invests in the Vanguard® REIT Index mutual fund and/or other similar real estate mutual funds while awaiting investment in the funds in the Index, which offer shares quarterly.  However, Vanguard Funds and its affiliates do not endorse or promote PREDEX.  References to the Vanguard® REIT Index mutual fund are for informational purposes only.

Securities Offered.  PREDEX engages in a continuous offering of shares. PREDEX has registered 10,000,000 shares and is authorized as a Delaware statutory trust to issue an unlimited number of shares. PREDEX is offering to sell, through its principal underwriter, Northern Lights Distributors, LLC (the "Distributor"), under the terms of this prospectus, 10,000,000 shares of beneficial interest, at net asset value ("NAV") without any load or sales charge.  The Distributor is compensated by the investment adviser to PREDEX at no cost to shareholders.  The initial NAV is $10.00 per share. The minimum initial investment by a shareholder is $100,000 for all accounts, which may be waived at PREDEX’s investment adviser’s discretion.  Subsequent investments may be made in any amount under PREDEX's automatic investment program.  Subsequent investment not made pursuant to the automatic investment program may also be made in any amount.  PREDEX is offering to sell its shares, on a continual basis, through the Distributor.  The Distributor is not required to sell any specific number or dollar amount of PREDEX's shares.  PREDEX anticipates receiving subscriptions in excess of $50 million shortly after commencing offering shares and PREDEX will not commence investment operations until it receives firm commitments in excess of $50 million.  Funds received will be invested promptly and no arrangements have been made to place such funds in an escrow, trust or similar account.  Assets that cannot be invested promptly in real estate related securities will be invested in a money market mutual fund.  During the continuous offering, shares of PREDEX will be sold at the next determined NAV. See "Plan of Distribution." PREDEX's continuous offering is expected to continue indefinitely in reliance on Rule 415 under the Securities Act of 1933 (the "Securities Act").

Non-Traded Securities.  PREDEX may invest over 95% of its net assets in the securities of non-traded institutional real estate funds that are illiquid and are not subject to the protections of the Investment Company Act of 1940, as amended.

Because PREDEX is newly organized, its shares have no pricing or performance history. Shares of PREDEX will not be listed on any securities exchange, which makes them inherently illiquid.  There is no secondary market for PREDEX's shares, and it is not anticipated that a secondary market will develop. Moreover,

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shares of PREDEX are not redeemable. Although PREDEX will offer to repurchase at least 5% of each shareholder's shares on a quarterly basis in accordance with PREDEX's repurchase policy, PREDEX will not be required to repurchase shares at a shareholder's option nor will shares be exchangeable for units, interests or shares of any security.  Moreover, PREDEX is not required to extend, and shareholders should not expect PREDEX's Board of Trustees to authorize, repurchase offers in excess of 5% of outstanding shares.  Accordingly, regardless of how PREDEX performs, an investor may not be able to sell or otherwise liquidate his or her shares whenever such investor would prefer.  While PREDEX does not intend to permit a public trading market in its share, shares of closed-end investment companies have a tendency to trade frequently at a discount from their NAV per share and initial offering prices. As a result of the foregoing, an investment in PREDEX's shares is not suitable for investors who cannot tolerate risk of loss or who require liquidity, other than liquidity provided through PREDEX's repurchase policy.

Price to Public	NAV	Sales Load	Price to Public	Proceeds to Registrant*
Per Share	$10.00	$0.00	$10.00	$10.00
Total Minimum	$100,000.00	$0.00	$100,000.00	$100,000.00
Total Maximum	$100,000,000.00	$0.00	$100,000,000.00	$100,000,000.00

* Offering costs of the initial offering will be borne by PREDEX's shareholders as an expense of PREDEX and amortized over the first twelve months of PREDEX's operations.

Investing in PREDEX's shares involves risks. See "Risk Factors" below in this prospectus.

Investment Adviser

PREDEX Capital Management, LLC (the "Adviser")

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TABLE OF CONTENTS	Page
PROSPECTUS SUMMARY	2
FUND EXPENSES
FINANCIAL HIGHLIGHTS
PREDEX
USE OF PROCEEDS
INVESTMENT OBJECTIVE, POLICIES AND STRATEGIES
RISK FACTORS
MANAGEMENT OF PREDEX
DETERMINATION OF NET ASSET VALUE
CONFLICTS OF INTEREST
QUARTERLY REPURCHASE OF SHARES
DISTRIBUTION POLICY
DIVIDEND REINVESTMENT POLICY
U.S. FEDERAL INCOME TAX MATTERS
DESCRIPTION OF CAPITAL STRUCTURE AND SHARES
ANTI-TAKEOVER PROVISIONS IN DECLARATION OF TRUST
PLAN OF DISTRIBUTION
LEGAL MATTERS
REPORTS TO SHAREHOLDERS
INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
ADDITIONAL INFORMATION
TABLE OF CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION
NOTICE OF PRIVACY POLICY & PRACTICES

PROSPECTUS SUMMARY

This summary does not contain all of the information that you should consider before investing in the shares. You should review the more detailed information contained or incorporated by reference in this prospectus and in the SAI, particularly the information set forth under the heading "Risk Factors."

PREDEX.  PREDEX is a newly organized, continuously offered, non-diversified, closed-end management investment company.  See "PREDEX." PREDEX is an interval fund that will offer to make quarterly repurchases of shares at NAV. See "Quarterly Repurchases of Shares."

Investment Objective and Policies. PREDEX seeks returns, before fees and expenses, equal to those of the National Council of Real Estate Investment Fiduciaries Open-End Diversified Core Equity Fund Index ("NFI-ODCE Index"), which is composed of privately-offered institutionally-sponsored perpetual real estate funds that are not publicly traded.

PREDEX pursues its investment objective using an index-tracking fund-of-funds approach by investing in up to 12 of the 18 funds in the Index that accept taxable investors ("Institutional Private Funds") as well as in real estate mutual funds, such as the Vanguard® REIT Index fund (collectively "Underlying Funds").  If more Institutional Private Funds accept taxable investors, the Adviser will consider adding those Institutional Private Funds to PREDEX’s investment portfolio.  PREDEX defines real estate mutual funds as those that invest primarily in securities of issuers related to real estate.

Although PREDEX invests in U.S. issuers, a small portion of the properties in various investment funds may be located outside the U.S., but still in North America.  PREDEX will not invest in any other funds for which the Adviser or its affiliates act as the investment adviser or the party responsible for managing and operating PREDEX.

PREDEX concentrates investments in the real estate industry, because, under normal circumstances, it invests (through Underlying Funds) at least 75% of its assets in real estate related securities.  This policy is fundamental and may not be changed without shareholder approval.  PREDEX's SAI contains a list of all of the fundamental investment policies of PREDEX, under the heading "Investment Objective and Policies."

The Institutional Private Funds in which PREDEX invests limit leverage to 40%, while mutual fund leverage is limited by the Investment Company Act of 1940, as amended ("1940 Act") to 1/3 of total assets.  PREDEX does not employ leverage to make investments, but is authorized to borrow money for temporary liquidity purposes and to satisfy repurchase requests from Fund shareholders.  See "Investment Objective, Policies and Strategies."  PREDEX invests, through Underlying Funds, without restriction as to issuer capitalization.

Investment Strategy.  PREDEX pursues its index-tracking investment objective using a fund-of-funds approach by investing in up to 12 of the 18 funds in the Index that accept taxable investors, such as PREDEX.  If more Institutional Private Funds accept taxable investors, the Adviser will consider adding those Institutional Private Funds to PREDEX’s investment portfolio.  PREDEX also invests in one or more real estate mutual funds such as the Vanguard® REIT Index mutual fund while awaiting investment in the Institutional Private Funds in the Index, which offer shares quarterly.  Institutional Private Funds typically accept new investments quarterly and may occasionally be closed to new or additional investment.  Index returns are composed of income and capital appreciation from property price increases.  PREDEX will not invest more than 10% of its assets in Institutional Private Funds or other funds that would be investment companies but for the exemptions under Section 3(c)(1) or 3(c)(7) of the 1940 Act.

NFI-ODCE Index

The Index is composed of open-end commingled funds (18 as of February 2013) pursuing a "core" investment strategy focused on the property types below.  Funds in the Index must meet the following inclusion criteria.  A fund must market itself as an open-end commingled fund pursuing a diversified core investment strategy, primarily investing in private equity real estate with the following guidelines.

Net Assets Criteria

o

Real Estate - at least 80% of the market value of net assets must be invested in real estate with no more than 20% invested in cash or equivalents.

Real Estate Net Assets Criteria

o

Investment - at least 80% of the market value of real estate net assets must be invested in private equity real estate properties (no more than 20% of such assets may be invested in, but not limited to, property debt, public company, equity/debt or private company (operating business) equity/debt).

o

Domain - at least 95% of market value of real estate net assets must be invested in US markets.

o

Property Types - at least 80% of market value of real estate net assets must be invested in office, industrial, apartment and retail property types.

o

Life Cycle - at least 80% of market value of real estate net assets must be invested in operating properties (no more than 20% of such assets may be invested in, but not limited to, (pre)development/redevelopment or initial leasing/lease-up cycles).

o

Diversification - no more than 65% (± for market forces) of market value of real estate net assets may be invested in one property type or one region as defined by the NCREIF Property Index.

Total Assets Criteria

o

Leverage - no more than 40% leverage. Leverage is defined as the ratio of total debt, grossed-up for ownership share of off-balance sheet debt, to the fund's total assets, also which are grossed-up for such off-balance sheet debt.

To be included in the Index a fund must comply with the NCREIF Real Estate Information Standards, including annual audits, quarterly valuations and time-weighted returns. Further, the fund must submit information in accordance with the NCREIF Fund Data Collection and Reporting Manual. Timely, accurate and industry compliant data is required. Index returns are capitalization-weighted and reported gross of fees. Measurement is time-weighted.

Mutual Funds

The Adviser uses one or more real estate mutual funds, such as the Vanguard® REIT Index mutual fund as a substitute for Institutional Private Funds when Institutional Private Funds are closed to new investments including between quarterly subscription periods.  If a different mutual fund is required, the Adviser will select one based on its expenses, management experience, investment objective and strategy.  The Adviser redeems (sells) mutual fund shares to make investments in Institutional Private Funds and/or to fund any quarterly repurchases of PREDEX shares.

Investment Adviser and Fee.  PREDEX Capital Management, LLC, the investment adviser to PREDEX, is registered with the SEC as an investment adviser under the Investment Advisors Act of 1940, as amended.  The Adviser was formed during January 2013 for the purpose of advising PREDEX and has no other clients.  The Adviser is entitled to receive a monthly fee at the annual rate of 0.45% of PREDEX's daily average net assets up to $500 million, 0.35% for net assets over $500 million and up to $1 billion and 0.25% over $1 billion.  The Adviser and PREDEX have entered into an expense limitation and reimbursement agreement (the "Expense Limitation Agreement") under which the Adviser has agreed contractually to waive its fees and to pay or absorb the ordinary operating expenses of PREDEX (including organizational and offering expenses, but excluding interest and extraordinary expenses), to the extent that they exceed 0.70% per annum of PREDEX's average daily net assets (the "Expense Limitation"). In consideration of the Adviser's agreement to limit PREDEX's expenses, PREDEX has agreed to repay the Adviser in the amount of any fees waived and Fund expenses paid or absorbed, subject to the limitations that: (1) the reimbursement for fees and expenses will be made only if payable not more than three years from the end of the fiscal year in which they were incurred; and (2) the reimbursement may not be made if it would cause the Expense Limitation to be exceeded. The Expense Limitation Agreement will remain in effect at least until [at least one year], 2014, unless and until the Board approves its modification or termination.  This agreement may be terminated only by PREDEX's Board of Trustees.  After [_________], [___] the Expense Limitation

Agreement may be renewed at the Adviser's and Board's discretion.  See "Management of PREDEX."

Administrator, Accounting Agent and Transfer Agent.  Gemini Fund Services, LLC ("GFS") will serve as the administrator, accounting agent and transfer agent of PREDEX. See "Management of PREDEX."

Closed-End Fund Structure.  Closed-end funds differ from open end management investment companies (commonly referred to as mutual funds) in that closed-end funds do not typically redeem their shares at the option of the shareholder. Rather, closed-end fund shares typically trade in the secondary market via a stock exchange.  Unlike many closed-end funds, however, PREDEX's shares will not be listed on a stock exchange.  Instead, PREDEX will provide limited liquidity to shareholders by offering to repurchase a limited amount of shares (at least 5%) quarterly, which is discussed in more detail below.  An investment in PREDEX is suitable only for investors who can bear the risks associated with the limited liquidity of the shares and should be viewed as a long-term investment.  PREDEX, similar to a mutual fund, is subject to continuous asset in-flows, although not subject to the continuous out-flows.

Investor Suitability.  An investment in PREDEX involves a considerable amount of risk. It is possible that you will lose money. An investment in PREDEX is suitable only for investors who can bear the risks associated with the limited liquidity of the shares and should be viewed as a long-term investment. Before making your investment decision, you should (i) consider the suitability of this investment with respect to your investment objectives and personal financial situation and (ii) consider factors such as your personal net worth, income, age, risk tolerance and liquidity needs.

Repurchases of Shares.  PREDEX is an interval fund and, as such, has adopted a fundamental policy to make quarterly repurchase offers, at NAV, of no less than 5% of the shares outstanding.  There is no guarantee that shareholders will be able to sell all of the shares they desire in a quarterly repurchase offer, although each shareholder will have the right to require PREDEX to purchase up to and including 5% of such shareholder's shares in each quarterly repurchase. Limited liquidity will be provided to shareholders only through PREDEX's quarterly repurchases.  PREDEX maintains liquid securities or access to a bank line of credit in amounts sufficient to meet quarterly redemption requirements.  See "Quarterly Repurchases of Shares."

Summary of Risks.

Investing in PREDEX involves risks, including the risk that you may receive little or no return on your investment or that you may lose a significant part of your investment. Therefore, before investing you should consider carefully the following risks that you assume when you invest in PREDEX's shares.  See "Risk Factors."  The following describes the indirect risks faced by PREDEX though investing in Underlying Funds as well as its direct risks.

Institutional Private Fund Risk.  Fund shareholders will bear two layers of fees and expenses: asset-based fees and expenses at the PREDEX level, and asset-based fees, incentive allocations or fees and expenses at the Institutional Private Fund level.  PREDEX's performance depends in large part upon the performance of the Institutional Private Fund managers and their selected strategies. Withdrawal limitations may also restrict the Adviser's ability to terminate investments in Institutional Private Funds.  Institutional Private Funds are not publicly traded and therefore are not liquid investments.  As a result, PREDEX will depend on the Institutional Private Fund to provide a valuation of PREDEX's investment, which could vary from the fair value of the investment that may be obtained if such investment were sold to a third party.  Each Institutional Private Fund typically relies upon independent third-party appraisals, the fund’s asset manager and/or management to provide valuations.  In addition to valuation risk, shareholders of Institutional Private Funds are not entitled to the protections of the 1940 Act.  For example, Institutional Private Funds need not have independent boards, may not require shareholder approval of advisory contracts, may employ high leverage, may engage in joint transactions with affiliates, and are not obligated to file financial reports with the SEC.  These characteristics present additional risks, including the possibility of risk of significant loss, for shareholders.

Issuer and Non-Diversification Risk.  The value of a specific security can perform differently from the market as a whole for reasons related to the investment manager or issuer, such as management performance, financial leverage and reduced demand for the respective properties and services.  PREDEX's performance may be more sensitive to any single economic, business, political or regulatory occurrence because PREDEX may invest more than 5% of its total assets in the securities of one or more issuers.

Leveraging Risk. The use of leverage, such as borrowing money to purchase properties or securities, will cause an Underlying Fund to incur additional expenses and significantly magnify losses in the event of underperformance of the assets purchased with borrowed money.

Liquidity Risk.  There is currently no secondary market for the shares and PREDEX expects that no secondary market will develop.  Limited liquidity is provided to shareholders only through PREDEX's quarterly repurchase offers for no less than 5% of the shares outstanding at NAV. There is no guarantee that shareholders will be able to sell all of the shares they desire in a quarterly repurchase offer.  PREDEX's Institutional Private Fund investments are also subject to liquidity risk because they generally offer only quarterly redemption.

Management Risk.  The Adviser's investment strategy is subject to tracking risk because Underlying Funds may have lower and/or more volatile returns than the Index.  PREDEX's portfolio manager and the other officers of the Adviser have no experience managing a closed-end interval fund.

Market Risk.  An investment in PREDEX's shares is subject to investment risk, including significant loss of the principal amount invested.  An investment in PREDEX's shares represents an indirect investment in the securities owned by PREDEX.  The value of these securities, like other market investments, may move up or down, sometimes rapidly and unpredictably.

Mutual Fund Risk.  Fund shareholders will bear two layers of fees and expenses: asset-based fees and expenses at the PREDEX level, and asset-based fees and expenses at the mutual fund level.  PREDEX's performance depends, in part, upon the performance of the mutual fund managers and their strategies.  Each mutual fund is subject to its strategy-specific risks which may include leverage risk, illiquidity risk, concentration in real estate securities risk, small to medium capitalization issuer risk and market risk.

New Offering with No Operating History.  If PREDEX commences operations under inopportune market or economic conditions, it may not be able to achieve favorable returns.  In addition, PREDEX anticipates receiving subscriptions in excess of $50 million shortly after commencing offering shares and PREDEX will not commence investment operations until it receives firm commitments in excess of $50 million. PREDEX will experience higher than expected expenses, subject to PREDEX's Expense Limitation Agreement (see "Fund Expenses"), to the extent it is thinly capitalized.

Real Estate Industry Concentration Risk. PREDEX will not invest in real estate directly, but, because PREDEX will concentrate its investments in Underlying Funds that invest principally in real estate and real estate related industry securities, its portfolio will be significantly impacted by the performance of the real estate market and may experience more volatility and be exposed to greater risk than a portfolio exposed to more assets classes and economic sectors.  The value of companies engaged in the real estate industry is affected by: (i) changes in general economic and market conditions; (ii) changes in the value of real estate properties; (iii) risks related to local economic conditions, overbuilding and increased competition; (iv) increases in property taxes and operating expenses; (v) changes in zoning laws; (vi) casualty and condemnation losses; (vii) variations in rental income, neighborhood values or the appeal of property to tenants; (viii) the availability of financing and (ix) changes in interest rates and leverage. There are also special risks associated with particular sectors, or real estate operations generally, as described below:

Retail Properties.  Retail properties are affected by shifts in consumer demand due to demographic changes, changes in spending patterns and lease terminations.

Office Properties.  Office properties are affected by a downturn in the businesses operated by their tenants.

Multifamily Properties.  Multifamily properties are affected by adverse economic conditions in the locale, oversupply and rent control laws.

Industrial Properties.  Industrial properties are affected by downturns in the manufacture, processing and shipping of goods.

Environmental Issues.  Owners of properties that may contain hazardous or toxic substances may be responsible for removal or remediation costs.

REIT Risk. REIT share prices may decline because of adverse developments affecting the real estate industry and real property values. In general, real estate values can be affected by a variety of factors, including supply and demand for properties, the economic health of the country or of different regions, and the strength of specific industries that rent properties. An entity that fails to qualify as a REIT would be subject to a corporate level tax, would not be entitled to a deduction for dividends paid to its shareholders and would not pass through to its shareholders the character of income earned by the entity.

Repurchase Policy Risks.  Quarterly repurchases by PREDEX of its shares typically will be funded from sales of portfolio securities.  However, payment for repurchased shares may require PREDEX to liquidate portfolio holdings earlier than the Adviser otherwise would liquidate such holdings, potentially resulting in losses, and may increase PREDEX's portfolio turnover. If PREDEX borrows to finance repurchases, interest on any such borrowing will negatively affect shareholders who do not tender their shares in a repurchase offer by increasing PREDEX's expenses and reducing any net investment income.  PREDEX's quarterly repurchase offers are a shareholder's only means of liquidity with respect to his or her shares.

U.S. Federal Income Tax Matters.

PREDEX intends to elect to be treated and intends to qualify each year for taxation as a regulated investment company under Subchapter M of the Internal Revenue Code (the “Code”). In order for PREDEX to qualify as a regulated investment company, it must meet an income and asset diversification test each year. If PREDEX so qualifies and satisfies certain distribution requirements, PREDEX (but not its shareholders) will not be subject to federal income tax to the extent it distributes its investment company taxable income and net capital gains (the excess of net long-term capital gains over net short-term capital loss) in a timely manner to its shareholders in the form of dividends or capital gain distributions. The Code imposes a 4% nondeductible excise tax on regulated investment companies, such as PREDEX, to the extent they do not meet certain distribution requirements by the end of each calendar year.  PREDEX anticipates meeting these distribution requirements.  See "U.S. Federal Income Tax Matters."

Dividend Reinvestment Policy.

PREDEX intends to make distributions of investment company taxable income after payment of PREDEX's operating expenses quarterly and net capital gains annually.

Unless a shareholder elects otherwise, the shareholder's distributions will be reinvested in additional shares under PREDEX's dividend reinvestment policy. Shareholders who elect not to participate in PREDEX's dividend reinvestment policy will receive all distributions in cash paid to the shareholder of record (or, if the shares are held in street or other nominee name, then to such nominee). See "Dividend Reinvestment Policy."

Custodian.

[Union Bank, N.A.] will serve as PREDEX's custodian. See "Management of PREDEX."

FUND EXPENSES

Annual Expenses (as a percentage of net assets attributable to shares)
Management Fees [1]	0.45%
Other Expenses [2]	0.19%
Acquired Fund Fees and Expenses [2,3]	0.01%
Total Annual Expenses	0.65%

1 PREDEX has agreed to pay the Adviser a monthly fee at the annual rate of 0.45% of PREDEX's daily average net assets up to $500 million, 0.35% for net assets over $500 million and up to $1 billion and 0.25% over $1 billion.

2 Estimated for initial 12 months.

3 Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies (e.g., management fees, administration fees and professional and other direct, fixed fees and expenses).  Acquired Fund Fees and Expenses are based on historic fees and expenses.  The operating expenses in this fee table will not correlate to the expense ratio in PREDEX's financial highlights because the financial statements include only the direct operating expenses incurred by PREDEX.  Acquired Fund Fees and Expenses would be higher if similar fees and expenses of Institutional Private Funds were included in this calculation as well.

PREDEX’s Expenses Table describes the fees and expenses that you may pay if you buy and hold shares of PREDEX.  More information about management fees, fee waivers and other expenses is available in "Management of PREDEX" starting on page [_] of this prospectus.

The following example illustrates the hypothetical expenses that you would pay on a $1,000 investment assuming annual expenses attributable to shares remain unchanged and shares earn a 5% annual return:

Example	1 Year	3 Years	5 Years	10 Years
You would pay the following expenses on a $1,000 investment, assuming a 5% annual return	$7	$21	$36	$81

If shareholders request repurchase proceeds be paid by wire transfer, such shareholders will be assessed an outgoing wire transfer fee at prevailing rates charged by GFS, currently $15.  PREDEX will also pay organizational and offering costs in connection with the initial offering of the shares estimated to be $[___], which are subject to the 0.70% per annum limitation on expenses. The organizational expenses are recorded as they are incurred, while the offering expenses will be amortized over the first twelve months of PREDEX's operations.  PREDEX's offering costs and organizational expenses are borne by PREDEX's shareholders as an expense of PREDEX.  The purpose of the above table is to help a holder of shares understand the fees and expenses that such holder would bear directly or indirectly. The example should not be considered a representation of actual future expenses. Actual expenses may be higher or lower than those shown.

FINANCIAL HIGHLIGHTS

Because PREDEX is newly formed and has no performance history as of the date of this Prospectus, a financial highlights table for PREDEX has not been included in this Prospectus.

PREDEX

PREDEX is a newly organized, continuously offered, non-diversified, closed-end management investment company that is operated as an interval fund.  PREDEX was organized as a Delaware statutory trust on February 5, 2013 and has no operating history.  PREDEX's principal office is located at 17605 Wright Street, Suite 2, Omaha, NE  68130, and its telephone number is 1-402-493-4603.

USE OF PROCEEDS

The net proceeds of the continuous offering of shares, will be invested in accordance with PREDEX's investment objective and policies (as stated below) as soon as practicable after receipt.  In addition, PREDEX anticipates receiving subscriptions in excess of $50 million shortly after commencing offering shares and PREDEX will not commence investment operations until it receives firm commitments in excess of $50 million.  PREDEX will pay its organizational and offering expenses incurred with respect to its initial and continuous offering, less amounts advanced pursuant to the Expense Limitation Agreement.  Pending investment of the proceeds in accordance with PREDEX's investment objective and policies, PREDEX will invest in the Vanguard® REIT Index mutual fund and/or other similar real estate mutual funds and/or a money market fund.  Investors should expect, therefore, that before PREDEX has fully invested the proceeds of the offering in accordance with its investment objective and policies, PREDEX's assets would earn interest income at a modest rate in addition to returns provided by the Vanguard® REIT Index mutual fund or other real estate mutual fund.

INVESTMENT OBJECTIVE, POLICIES AND STRATEGIES

Investment Objective and Policies

PREDEX seeks returns, before fees and expenses, equal to those of the National Council of Real Estate Investment Fiduciaries Open-End Diversified Core Equity Fund Index (NFI-ODCE Index), which is composed of privately-offered institutionally-sponsored perpetual real estate funds that are not publicly traded.

PREDEX's SAI contains a list of the fundamental investment policies (those that may not be changed without a shareholder vote) of PREDEX under the heading "Investment Objective and Policies."

The Adviser's Strategy

PREDEX pursues its index-tracking investment objective using a fund-of-funds approach by investing in up to 12 of the 18 funds in the Index that accept taxable investors, such as PREDEX as well as in real estate mutual funds (Underlying Funds).  PREDEX defines real estate mutual funds as those that invest primarily in securities of issuers related to real estate - real estate investment trusts (REITs).   REITs are pooled investment vehicles that invest primarily in income-producing real estate or real estate related loans or interests.

Because Institutional Private Funds are not publicly traded, they are not liquid investments.  As a result, PREDEX will depend on the Institutional Private Fund to provide a valuation of PREDEX's investment, which could vary from the fair value of the investment that may be obtained if such investment were sold to a third party.  Each Institutional Private Fund typically relies upon independent third-party appraisals, the fund’s asset manager and/or management to provide valuations.  The Adviser will use reasonable due diligence to value securities and may consider information provided by the Institutional Private Funds, including quarterly unaudited financial statements, which if inaccurate could adversely affect the Adviser's ability to value accurately PREDEX's shares.  In its evaluation of asset managers of Institutional Private Funds, as well as asset managers of other investment vehicles, the Adviser will have the same access to information as any other institutional investor.

NFI-ODCE Index

The Index is composed of open-end commingled funds (18 funds as of February 2013) pursuing a core investment strategy of focusing on the property types below.  The universe of funds comprising the Index employ, a generally acknowledged investment style or strategy known in the real estate business as "core" investing. Every fund included in the Index as well as any existing funds or those in the planning stages that aspire to be included in the Index must meet the following inclusion criteria.  A fund must market itself as an open-end commingled fund pursuing a diversified core investment strategy, primarily investing in private equity real estate with the following guidelines.

Net Assets Criteria

o

Real Estate - at least 80% of the market value of net assets must be invested in real estate with no more than 20% invested in cash or equivalents.

Real Estate Net Assets Criteria

o

Investment - at least 80% of the market value of real estate net assets must be invested in private equity real estate properties (no more than 20% of such assets may be invested in, but not limited to, property debt, public company, equity/debt or private company (operating business) equity/debt).

o

Domain - at least 95% of market value of real estate net assets must be invested in US markets.

o

Property Types - at least 80% of market value of real estate net assets must be invested in office, industrial, apartment and retail property types.

o

Life Cycle - at least 80% of market value of real estate net assets must be invested in operating properties (no more than 20% of such assets may be invested in, but not limited to, (pre)development/redevelopment or initial leasing/lease-up cycles).

o

Diversification - no more than 65% (± for market forces) of market value of real estate net assets may be invested in one property type or one region as defined by the NCREIF Property Index.

Total Assets Criteria

o

Leverage - no more than 40% leverage. Leverage is defined as the ratio of total debt, grossed-up for ownership share of off-balance sheet debt, to the fund's total assets, also which are grossed-up for such off-balance sheet debt.

To be in the Index, a fund must comply with the NCREIF Real Estate Information Standards, including annual audits, quarterly valuations and time-weighted returns. Further, the fund must submit information in accordance with the NCREIF Fund Data Collection and Reporting Manual. Timely, accurate and industry compliant data is required. Index returns are capitalization-weighted and reported gross of fees. Measurement is time-weighted.

Institutional Private Funds. Institutional Private Funds are real estate investment funds managed by institutional asset managers with expertise in managing portfolios of real estate and real estate related industry securities.  Institutional Private Funds are exempt from registration under the 1940 Act.  Many Institutional Private Funds require large minimum investments and impose stringent investor qualification criteria intended to limit their direct investors mainly to institutions such as endowments and pension funds.  By investing in such Institutional Private Funds, PREDEX offers its shareholders access to institutional asset managers that may not be otherwise available to them.

PREDEX's typical investments in Institutional Private Funds will be made through the purchase of common stock or limited partnership or membership interests in such funds.  Some Institutional Private Funds, under certain circumstances, might be required to register as investment companies but for an exemption under Section 3(c)(1) or 3(c)(7) of the 1940 Act.  In addition, distributions received by PREDEX from

Institutional Private Funds may consist of dividends, capital gains and/or return of capital.

Mutual Funds.  Mutual funds selected by the Adviser will be managed with an investment objective of seeking to replicate the performance of a specific securities index, such as the National Association of Real Estate Investment Trusts (NAREIT) Index or the MSCI US REIT Index.  The Vanguard® REIT Index fund seeks returns that track those of the MSCI US REIT Index.  Most index mutual funds are not actively managed and generally provide broad market exposure, low operating expenses and low portfolio turnover.

The Adviser uses the Vanguard® REIT Index fund and/or other similar real estate mutual funds as substitutes for Institutional Private Funds when Institutional Private Funds are closed to new investments including between quarterly subscription periods.  If a different mutual fund is required, the Adviser will select one based on its relative expenses, management experience, investment objective and strategy.  However, a mutual fund may not be an effective substitute for Institutional Private Funds because such a mutual fund is expected to have returns that are more correlated to the stock market.  The Adviser redeems (sells) mutual fund shares to make investments in Institutional Private Funds.

REITs Generally.

Distributions. Distributions received indirectly by PREDEX from REITs may consist of dividends, capital gains and/or return of capital. Because REITs are required by law to distribute 90% of their taxable income to shareholders each year in the form of dividends, REITs have historically paid a higher rate of dividends than most other non-real estate operating companies.  Dividends paid by REITs will generally not qualify for the reduced federal income tax rates applicable to qualified dividends under the Code. See "U.S. Federal Income Tax Matters."

PREDEX will invest through a mutual fund indirectly in real estate investment trusts.  REITs are pooled investment vehicles that invest primarily in income-producing real estate or real estate-related loans or interests. The market value of REIT shares and the ability of REITs to distribute income may be adversely affected by numerous factors, including rising interest rates, changes in the national, state and local economic climate and real estate conditions, perceptions of prospective tenants of the safety, convenience and attractiveness of the properties, compliance with environmental laws, changes in real estate taxes and other operating expenses, adverse changes in governmental rules and zoning laws, and other factors beyond the control of the issuers.  In addition, distributions received by PREDEX from REITs may consist of dividends, capital gains and/or return of capital.

PREDEX concentrates investments in the real estate industry because, under normal circumstances, it invests over 75% of its net assets in real estate and real estate related industry securities.  This policy is fundamental and may not be changed without shareholder approval.

The SAI contains a list of the fundamental (those that may not be changed without a shareholder vote) investment policies of PREDEX under the heading "Investment Objective and Policies."

Other Information Regarding Investment Strategy

When awaiting investment in real estate related securities, the Adviser may determine that PREDEX should invest in a money market mutual fund.  In these and in other cases, PREDEX may not achieve its investment objective.  The Adviser may invest PREDEX's cash balances in any money market mutual fund it deems appropriate. The Adviser expects that such investments will be made, without limitation and as permitted under the 1940 Act.  Any income earned from such investments is ordinarily reinvested by PREDEX in accordance with its investment program. Many of the considerations entering into recommendations and decisions of the Adviser and PREDEX's portfolio manager are subjective.

PREDEX has adopted a fundamental policy prohibiting issuance of preferred shares.  Additionally, PREDEX has adopted a fundamental policy prohibiting issuance of debt securities and/or borrowing for investment purposes.  These policies may not be changed without shareholder approval.  However, PREDEX may borrow up to 5% of its assets for temporary liquidity or to meet shareholder repurchase requests.

The frequency and amount of portfolio purchases and sales (known as the "portfolio turnover rate") will vary from year to year.  The portfolio turnover rate is not expected to exceed 100%.  Higher rates of portfolio turnover may generate short-term capital gains taxable as ordinary income.

There is no assurance what portion, if any, of PREDEX's investments will qualify for the reduced federal income tax rates applicable to qualified dividends under the Code.  As a result, there can be no assurance as to what portion of PREDEX's distributions will be designated as qualified dividend income. See "U.S. Federal Income Tax Matters."  If securities are not held for the applicable holding periods, dividends paid on them will not qualify for the advantageous federal tax rates. See "Tax Status" in PREDEX's SAI.

RISK FACTORS

An investment in PREDEX's shares is subject to risks. The value of PREDEX's investments will increase or decrease based on changes in the prices of the investments it holds. This will cause the value of PREDEX's shares to increase or decrease. You could lose money by investing in PREDEX. By itself, PREDEX does not constitute a complete investment program. Before investing in PREDEX you should consider carefully the following risks PREDEX faces through its investments in Underlying Funds as well as its direct risks.  There may be additional risks that

PREDEX does not currently foresee or consider material. You may wish to consult with your legal or tax advisors, before deciding whether to invest in PREDEX.

Institutional Private Fund Risk.  Fund shareholders will bear two layers of fees and expenses: asset-based fees and expenses at PREDEX level, and asset-based fees, incentive allocations or fees and expenses at the Institutional Private Fund level.  PREDEX's performance depends in large part upon the performance of the Institutional Private Fund managers and their selected strategies. Withdrawal limitations in the form of quarterly redemptions rather than more frequently, may also restrict the Adviser's ability to terminate investments in Institutional Private Funds.  Institutional Private Funds are not publicly traded and therefore are not liquid investments.  As a result, PREDEX will depend on the Institutional Private Fund to provide a valuation of PREDEX's investment, which could vary from the fair value of the investment that may be obtained if such investment were sold to a third party.  Each Institutional Private Fund typically relies upon independent third-party appraisals, the fund’s asset manager and/or management to provide valuations.  In addition to valuation risk, shareholders of Institutional Private Funds are not entitled to the protections of the 1940 Act.  For example, Institutional Private Funds need not have independent boards, may not require shareholder approval of advisory contracts, may employ leverage higher than other investment vehicles such as a mutual fund, may engage in joint transactions with affiliates, and are not obligated to file financial reports with the SEC.  These characteristics present additional risks, including the possibility of risk of loss of a significant portion of the amount invested.

PREDEX may not be able to invest in certain Institutional Private Funds that are oversubscribed or closed, or PREDEX may be able to allocate only a limited amount of assets to an Institutional Private Fund.  PREDEX's investments in certain Institutional Private Funds may be subject to lock-up periods, during which PREDEX may not withdraw its investment.  PREDEX may invest indirectly a substantial portion of its assets in Institutional Private Funds that follow a particular type of investment strategy, which may expose PREDEX to the risks of that strategy. Most of PREDEX's assets will be priced in the absence of a readily available market and may be priced based on determinations of fair value, which may prove to be inaccurate.

Some of the Institutional Private Funds have made an election to be treated as a REIT for federal tax purposes or operative subsidiaries that have made such an election.  Consequently, the tax risks described below under "REIT Tax Risk" also apply to these Institutional Private Funds or their subsidiaries.

Issuer and Non-Diversification Risk.  The value of a specific security can perform differently from the market as a whole for reasons related to the investment manager or issuer, such as management performance, financial leverage and reduced demand for the respective properties and services.  PREDEX's performance may be more sensitive to any single economic, business, political or regulatory occurrence than the value of shares of a diversified investment company because as a non-diversified fund,

PREDEX may invest more than 5% of its total assets in the securities of one or more issuers.

Leveraging Risk. The use of leverage, such as borrowing money to purchase properties or securities, will cause an Underlying Funds to incur additional expenses and significantly magnify losses in the event of underperformance of the assets purchased with borrowed money.  Generally, the use of leverage also will cause an Underlying Fund to have higher expenses (primarily interest expenses) than those of funds that do not use such techniques.  In addition, a lender to an Underlying Fund may terminate or refuse to renew any credit facility.  If the Underlying Fund is unable to access additional credit, it may be forced to sell investments at inopportune times, which may further depress the returns of PREDEX.

Liquidity Risk.  PREDEX is a closed-end investment company structured as an "interval fund" and designed for long-term investors.  Unlike many closed-end investment companies, PREDEX's shares are not listed on any securities exchange and are not publicly traded. There is currently no secondary market for the shares and PREDEX will not support a secondary market and does not expect that a secondary market will develop. Limited liquidity is provided to shareholders only through PREDEX's quarterly repurchase offers for no less than 5% of the shares outstanding at NAV. There is no guarantee that shareholders will be able to sell all of the shares they desire in a quarterly repurchase offer.  PREDEX's investments are also subject to liquidity risk.  Liquidity risk exists when particular investments of PREDEX would be difficult to purchase or sell, possibly preventing PREDEX from selling such illiquid securities at an advantageous time or price, or possibly requiring PREDEX to dispose of other investments at unfavorable times or prices in order to satisfy its obligations.

Management Risk.  The Adviser's investment strategy is subject to tracking risk because Underlying Funds may have lower and/or more volatile returns than the Index.  PREDEX's portfolio manager and the other officers of the Adviser have no experience managing a closed-end interval fund.  The Adviser's allocation of assets between Institutional Private Funds and mutual funds may not produce the desired Index-tracking returns.

Market Risk.  An investment in PREDEX's shares is subject to investment risk, including significant loss of the principal amount invested.  An investment in PREDEX's shares represents an indirect investment in the securities owned by PREDEX.  The value of these securities, like other market investments, may move up or down, sometimes rapidly and unpredictably.  Real estate related investments may be more volatile and/or lower than other segments of the securities market.

Mutual Fund Risk.  Fund shareholders will bear two layers of fees and expenses: asset-based fees and expenses at PREDEX level, and asset-based fees and expenses at the mutual fund level.  PREDEX's performance depends, in part, upon the performance of mutual fund managers and their strategies.  Each mutual fund is subject to its strategy-specific risks which may include illiquidity risk, concentration in real estate securities risk, small to medium capitalization issuer risk and market risk.

New Offering with No Operating History.  PREDEX is a closed-end investment company with no history of operations.  In addition, PREDEX anticipates receiving subscriptions in excess of $50 million shortly after commencing offering shares and PREDEX will not commence investment operations until it receives firm commitments in excess of $50 million.  PREDEX will experience higher than expected expenses, subject to PREDEX's Expense Limitation Agreement (see "Fund Expenses"), to the extent it is thinly capitalized.

Real Estate Industry Concentration Risk. PREDEX will not invest in real estate directly, but, because PREDEX will concentrate its investments in Underlying Funds that invest principally in real estate and real estate related industry securities, its portfolio returns will be significantly impacted by the performance of the real estate market and may experience more volatility and be exposed to greater risk than a more diversified portfolio.  The value of companies engaged in the real estate industry is affected by: (i) changes in general economic and market conditions; (ii) changes in the value of real estate properties; (iii) risks related to local economic conditions, overbuilding and increased competition; (iv) increases in property taxes and operating expenses; (v) changes in zoning laws; (vi) casualty and condemnation losses; (vii) variations in rental income, neighborhood values or the appeal of property to tenants; (viii) the availability of financing and (ix) changes in interest rates and leverage. There are also special risks associated with particular sectors, or real estate operations generally, as described below:

Retail Properties. Retail properties are affected by the overall health of the economy and may be adversely affected by, among other things, the growth of alternative forms of retailing, bankruptcy, departure or cessation of operations of a tenant, a shift in consumer demand due to demographic changes, changes in spending patterns and lease terminations.

Office Properties. Office properties are affected by the overall health of the economy, and other factors such as a downturn in the businesses operated by their tenants, obsolescence and non-competitiveness.

Multifamily Properties. The value and successful operation of a multifamily property may be affected by a number of factors such as the location of the property, the ability of the management team, the level of mortgage rates, the presence of competing properties, adverse economic conditions in the locale, oversupply and rent control laws or other laws affecting such properties.

Industrial Properties.  Industrial properties are affected by downturns in the manufacture, processing and shipping of goods.

Other factors may contribute to the risk of real estate investments:

Development Issues. Certain Underlying Funds may engage in the development or construction of real estate properties. These companies are exposed to a variety of risks inherent in real estate development and construction, such as the risk that there will be insufficient tenant demand to occupy newly developed properties, and the risk that prices of construction materials or construction labor may rise materially during the development.

Lack of Insurance. Certain of the Underlying Funds may fail to carry comprehensive liability, fire, flood, earthquake extended coverage and rental loss insurance, or insurance in place may be subject to various policy specifications, limits and deductibles. Should any type of uninsured loss occur, the portfolio company could lose its investment in, and anticipated profits and cash flows from, a number of properties and, as a result, adversely affect investment performance.

Dependence on Tenants. The value of properties and the ability to make distributions depends upon the ability of the tenants at their properties to generate enough income in excess of their operating expenses to make their lease payments. Changes beyond the control of real estate companies may adversely affect their tenants' ability to make their lease payments and, in such event, would substantially reduce both their income from operations.

Financial Leverage. Underlying Funds may be leveraged and financial covenants may affect the ability of Underlying Funds to operate effectively.

Environmental Issues. In connection with the ownership (direct or indirect), operation, management and development of real properties that may contain hazardous or toxic substances, an Underlying Fund may be considered an owner, operator or responsible party of such properties and, therefore, may be potentially liable for removal or remediation costs, as well as certain other costs, including governmental fines and liabilities for injuries to persons and property. The existence of any such material environmental liability could have a material adverse effect on the results of operations and cash flow of any such portfolio company and, as a result, the amount available to make distributions on shares of PREDEX could be reduced.

REIT Risk. REIT share prices may decline because of adverse developments affecting the real estate industry and real property values. In general, real estate values can be affected by a variety of factors, including supply and demand for properties, the economic health of the country or of different regions, and the strength of specific industries that rent properties.

REIT Tax Risk.  Qualification as a REIT under the Internal Revenue Code of 1986, as amended (the "Code") in any particular year is a complex analysis that depends on a number of factors. There can be no assurance that the entities in which PREDEX invests with the expectation that they will be taxed as a REIT will qualify as a REIT. An entity that fails to qualify as a REIT would be subject to a corporate level tax, would not be entitled to a deduction for dividends paid to its shareholders and would not pass through to its shareholders the character of income earned by the entity.  If PREDEX were to invest in an entity that failed to qualify as a REIT, such failure could significantly reduce PREDEX's yield on that investment. REITs invest primarily in real property and earn rental income from leasing those properties. They may also realize gains or losses from the sale of properties. REITs will be affected by conditions in the real estate rental market and by changes in the value of the properties they own.  REITs are dependent upon management skills, may not be diversified and are subject to the risks of financing projects.

Dividends paid by REITs will not generally qualify for the reduced U.S. federal income tax rates applicable to qualified dividends under the Code. See "U.S. Federal Income Tax Matters." PREDEX's investments in REITs may include an additional risk to shareholders. Some or all of a REIT's annual distributions to its investors may constitute a nontaxable return of capital. Any such return of capital will generally reduce PREDEX's basis in the REIT investment, but not below zero. To the extent the distributions from a particular REIT exceed PREDEX's basis in such REIT, PREDEX will generally recognize gain. In part because REIT distributions often include a nontaxable return of capital, Fund distributions to shareholders may also include a nontaxable return of capital. Shareholders that receive such a distribution will also reduce their tax basis in their shares of PREDEX, but not below zero. To the extent the distribution exceeds a shareholder's basis in PREDEX's shares, such shareholder will generally recognize a capital gain.

Repurchase Policy Risks.  Quarterly repurchases by PREDEX of its shares typically will be funded from available cash or sales of portfolio securities.  However, payment for repurchased shares may require PREDEX to liquidate portfolio holdings earlier than the Adviser otherwise would liquidate such holdings, potentially resulting in losses, and may increase PREDEX's portfolio turnover. The Adviser may take measures to attempt to avoid or minimize such potential losses and turnover, and instead of liquidating portfolio holdings, may borrow money to finance repurchases of shares. If PREDEX borrows to finance repurchases, interest on any such borrowing will negatively affect shareholders who do not tender their shares in a repurchase offer by increasing PREDEX's expenses and reducing any net investment income. To the extent PREDEX finances repurchase proceeds by selling investments, PREDEX may hold a larger proportion of its net assets in less liquid securities.  PREDEX's quarterly repurchase offers are a shareholder's only means of liquidity with respect to his or her shares.

Repurchase of shares will tend to reduce the amount of outstanding shares and, depending upon PREDEX's investment performance, its net assets. A reduction in PREDEX's net assets may increase PREDEX's expense ratio, to the extent that additional shares are not sold. In addition, the repurchase of shares by PREDEX may be a taxable event to shareholders.  PREDEX's quarterly repurchase offers are a shareholder's only means of liquidity with respect to his or her shares.  The shares are not traded on a national securities exchange and no secondary market exists for the shares, nor does PREDEX expect a secondary market for its shares to exist in the future.

MANAGEMENT OF PREDEX

Trustees and Officers

The Board of Trustees is responsible for the overall management of PREDEX, including supervision of the duties performed by the Adviser. The Board is comprised of [three] trustees.  The Trustees are responsible for PREDEX's overall management, including adopting the investment and other policies of PREDEX, electing and replacing officers and selecting and supervising PREDEX's investment adviser. The name and business address of the Trustees and officers of PREDEX and their principal occupations and other affiliations during the past five years, as well as a description of committees of the Board, are set forth under "Management" in the SAI.

[Trustee Profiles]

Investment Adviser

PREDEX Capital Management, LLC, located at 610 Newport Center Drive, Suite 600, Newport Beach, CA 92660, serves as PREDEX's investment adviser.  The Adviser is registered with the SEC as an investment adviser under the Investment Advisers Act of 1940, as amended.  The Adviser is a Delaware limited liability company formed in January 2013 for the purpose of advising PREDEX and has no other clients.  The Adviser is jointly controlled by Mission Realty Advisors, LLC and Chadwick, Saylor & Co., Inc. each of which own half of the Adviser.  Mission Realty Advisors, LLC is deemed to be controlled by J. Grayson Sanders because he owns over 25% of its interests.  Chadwick, Saylor & Co. is controlled by William Chadwick because he owns 100% of its interests.

Under the general supervision of PREDEX's Board of Trustees, the Adviser will carry out the investment and reinvestment of the net assets of PREDEX, will furnish continuously an investment program with respect to PREDEX, and determine which securities should be purchased, sold or exchanged.  In addition, the Adviser will supervise and provide oversight of PREDEX's service providers.  The Adviser will furnish to PREDEX office facilities, equipment and personnel for servicing the management of PREDEX.  The Adviser will compensate all Adviser personnel who provide services to PREDEX.  In return for these services, facilities and payments, PREDEX has agreed to pay the Adviser as compensation under the Investment Management Agreement a monthly fee at the annual rate of 0.45% of PREDEX's daily average net assets up to $500 million, 0.35% for net assets over $500 million and up to $1 billion and 0.25% over $1 billion.  The Adviser may employ research services and service providers to assist in the Adviser's market analysis and investment selection.

A discussion regarding the basis for the Board of Trustees' initial approval of PREDEX's Investment Management Agreement will be available in PREDEX's initial semi-annual report to shareholders.

Expense Limitation Agreement

The Adviser and PREDEX have entered into an Expense Limitation Agreement under which the Adviser has agreed contractually to waive its fees and to pay or absorb the ordinary operating expenses of PREDEX (including organizational and offering expenses, but excluding interest, and extraordinary expenses), to the extent that they exceed 0.70% per annum of PREDEX's average daily net assets (the Expense Limitation). In consideration of the Adviser's agreement to limit PREDEX's expenses, PREDEX has agreed to repay the Adviser in the amount of any fees waived and Fund expenses paid or absorbed, subject to the limitations that: (1) the reimbursement will be made only for fees and expenses incurred not more than three years from the end of the fiscal year in which they were incurred; and (2) the reimbursement may not be made if it would cause the Expense Limitation to be exceeded. The Expense Limitation Agreement will remain in effect unless and until the Board approves its modification or termination.

Portfolio Manager

J. Grayson Sanders serves as the portfolio manager and is primarily responsible for the day-to-day management of PREDEX.  Mr. Sanders has served as [title] of the Adviser since January 2013.  Additionally, Mr. Sanders serves as Managing Principal of Mission Realty Advisors, LLC, a position held since [month] 2009.  Prior to serving Mission Realty Advisors, LLC , Mr. Sanders served as President of CNL Fund Advisor Company from [month] 2004 to [month] 2009 where he created and managed a global REIT mutual fund, and served as president of CNL Capital Markets which focused on the creation, and funding of public and private investment programs.

Previously, Mr. Sanders served from 2000 to 2004 as a Managing Director with AIG Global Real Estate Investment Corp. in New York, where he managed product development and capital formation for several international, opportunistic real estate funds for large institutional investors, investing in Europe, Asia and Mexico. Prior to AIG, Mr. Sanders was Executive Managing Director for CB Richard Ellis Investors where he was involved in product development and placement with institutional investors. From 1991 to 1996 Mr. Sanders served as Director of Real Estate for the Ameritech Pension Trust in Chicago, where he managed the $1.5 billion real estate portfolio within the $13 billion defined benefit plan. From 1988 to 1990, he served as President of Lend Lease Investments, a subsidiary of the Australian real estate giant.

In 1972, Mr. Sanders co-founded a real estate investment and consulting firm, The Landsing Corporation, which sponsored finite-life REITs and private partnerships with capital sourced through independent B/Ds, national and regional wire houses, fee-only wealth managers, and several pension and endowment funds. It grew to employ over 300 professionals by 1984. After serving as an officer in the U.S. Navy for four years, Mr. Sanders began his business career at Alex Brown & Sons, the venerable Baltimore based investment banking firm.

Mr. Sanders served on the Boards of both the Pension Real Estate Association and the National Association of Real Estate Investment Trusts where he was co-chairman of its Institutional Investor Committee. He has also served on the boards of several non-profits. He was a lecturer at Stanford Business School in 1985 where he taught a course entitled, "Essentials of Real Estate Investment and Development". In 1998 his article entitled, "An Updated Look at Asset Allocation: Public and Private Real Estate in a Multi-Asset Class Portfolio" was published in The Real Estate Finance Journal. He has been a frequent speaker at trade association events and other forums over his entire career. He holds FINRA series 7, 24, 63, and 65 licenses.

Mr. Sanders received a BA from the University of Virginia and an MBA from Stanford Business School where he was President of the Alumni Association in 1984.

The SAI provides additional information about PREDEX's portfolio manager's compensation, other accounts managed and ownership of Fund shares.

Administrator, Accounting Agent and Transfer Agent

Gemini Fund Services, LLC, with offices located at 17605 Wright Street, Suite 2, Omaha, NE  68130 and 80 Arkay Drive, Hauppauge, NY,  11788, serves as Administrator, Accounting Agent and Transfer Agent.  Gemini Fund Services, LLC receives the following fees: for services [fee schedule.]

Compliance Service Provider

Northern Lights Compliance Services, LLC ("NLCS"), located at 80 Arkay Drive, NY 11788, an affiliate of GFS and the Distributor, provides a Chief Compliance Officer to the Trust as well as related compliance services pursuant to a consulting agreement between NLCS and PREDEX.

Custodian

[Union Bank, N.A., with principal offices at 350 California Street, 6th Floor San Francisco, California 94104, serves as custodian for the securities and cash of PREDEX's portfolio.  Under a Custody Agreement, Union Bank, N.A. holds PREDEX's assets in safekeeping and keeps all necessary records and documents relating to its duties.]

Estimated Fund Expenses

The Adviser is obligated to pay expenses associated with providing the services stated in the Investment Management Agreement, including compensation of and office space for its officers and employees connected with investment and economic research, trading and investment management and administration of PREDEX. The Adviser is obligated to pay the fees of any Trustee of PREDEX who is affiliated with it.

GFS is obligated to pay expenses associated with providing the services contemplated by a Fund Services Administration Agreement (administration, accounting and transfer agent), including compensation of and office space for its officers and employees and administration of PREDEX.

PREDEX pays all other expenses incurred in the operation of PREDEX, which consist of (i) expenses for legal and independent accountants' services, (ii) costs of printing proxies, share certificates, if any, and reports to shareholders, (iii) charges of the custodian and transfer agent in connection with PREDEX's dividend reinvestment policy, (iv) fees and expenses of independent Trustees, (v) printing costs, (vi) membership fees in trade association, (vii) fidelity bond coverage for PREDEX's officers and Trustees, (viii) errors and omissions insurance for PREDEX's officers and Trustees, (ix) any brokerage costs, (x) taxes, (xi) costs associated with PREDEX's quarterly repurchase offers, (xii) servicing fees and (xiii) other extraordinary or non-recurring expenses and other expenses properly payable by PREDEX. The expenses incident to the offering and issuance of shares to be issued by PREDEX will be recorded as a reduction of capital of PREDEX attributable to the shares.

On the basis of the anticipated size of PREDEX, it is estimated that PREDEX's annual operating expenses will be approximately $[_______], which includes offering costs and does not take into account the effect, if any, of the Expense Limitation Agreement between PREDEX and the Adviser.  However, no assurance can be given, in light of PREDEX's investment objective and policies and the fact that PREDEX's offering is continuous and shares are sold on an ongoing basis that actual annual operating expenses will not be substantially more or less than this estimate.

The initial operating expenses for a new fund, including start-up costs, which may be significant, may be higher than the expenses of an established fund.  Costs incurred in connection with the organization of PREDEX, estimated at $[_____] will be borne by PREDEX's shareholders as an expense of PREDEX.  PREDEX will pay organizational costs and offering expenses incurred with respect to the offering of its shares from the proceeds of the offering, less amounts advanced under the Expense Limitation Agreement.  For tax purposes, offering costs cannot be deducted by PREDEX or PREDEX's shareholders.  Therefore, for tax purposes, the expenses incident to the offering and issuance of shares to be issued by PREDEX will be recorded as a reduction of capital of PREDEX attributable to the shares.

The Investment Management Agreement authorizes the Adviser to select brokers or dealers (including affiliates) to arrange for the purchase and sale of Fund securities, including principal transactions. Any commission, fee or other remuneration paid to an affiliated broker or dealer is paid in compliance with PREDEX's procedures adopted in accordance with Rule 17e-1 under the 1940 Act.  However, the Adviser anticipates brokerage commissions will be approximately zero because PREDEX’s investment are typically made without the services of a broker.

Control Persons

A control person is one who owns, either directly or indirectly more than 25% of the voting securities of a company or acknowledges the existence of control.  As of [_______], 2013 the following shareholders of record owned 5% or more of the outstanding shares of PREDEX: [____________________].

DETERMINATION OF NET ASSET VALUE

The net asset value (or NAV) of shares of PREDEX is determined daily, as of the close of regular trading on the NYSE (normally, 4:00 p.m., Eastern time). Each share will be offered at net asset value. During the continuous offering, the price of the shares will increase or decrease on a daily basis according to the net asset value of the shares. In computing net asset value, portfolio securities of PREDEX are valued at their current market values determined on the basis of market quotations. If market quotations are not readily available (as in the case of Institutional Private Funds), securities are valued at fair value as determined by the Board of Trustees. The Board has delegated the day to day responsibility for determining these fair values in accordance with the policies it has approved to the Adviser, which acts under the Board's supervision. Fair valuation involves subjective judgments, and it is possible that the fair value determined for a security may differ materially from the value that could be realized upon the sale of the security.

Institutional Private Funds will be difficult to value, particularly to the extent that their underlying investments are not publicly traded.  There is no single standard for determining fair value of a security. Rather, the Adviser's fair value calculations will involve significant professional judgment in the application of both observable and unobservable attributes, and as a result, the calculated net asset values of the Institutional Private Funds' assets may differ from their actual realizable value or future fair value.  In determining the fair value of a security for which there are no readily available market quotations, the Adviser, acting under the Board's supervision and pursuant to policies implemented by the Board, may consider several factors, including fundamental analytical data relating to the investment in the security, the nature and duration of any restriction on the disposition of the security, the cost of the security at the date of purchase, the liquidity of the market for the security and the recommendation of PREDEX's portfolio manager.  The Adviser may also consider periodic financial statements (audited and unaudited) or other information provided by the issuer to investors or prospective investors as well as reference securities or securities indices to approximate valuation changes of Institutional Private Funds.  As part of its ongoing due diligence of Institutional Private Fund investments, the Adviser will attempt to obtain current information from Institutional Private Fund asset managers to value all fair valued securities, but it is anticipated that portfolio holdings of the Institutional Private Funds could be available on no more than a quarterly basis.

Before investing in any Institutional Private Fund, the Adviser, under the oversight of the Board, will conduct a due diligence review of the valuation methodology utilized by the Institutional Private Fund, which as a general matter will utilize market values when available, and otherwise utilize principles of fair value that the Adviser reasonably believes to be consistent with (but not necessarily the same as) those used by PREDEX for valuing its own investments. After investing in an Institutional Private Fund, the Adviser will monitor the valuation methodology used by Institutional Private Fund’s adviser, manager and/or sponsor.

The Adviser will provide the Board of Trustees with periodic reports, no less frequently than quarterly, that discuss the functioning of the valuation process, if applicable to that period, and that identify issues and valuations problems that have arisen, if any. To the extent deemed necessary by the Adviser, a Valuation Committee established by the Board will review any securities valued by the Adviser in accordance with PREDEX's valuation policies. The Adviser will provide the Board of Trustees with periodic reports, no less frequently than quarterly, that discuss the functioning of the valuation process, if applicable to that period, and that identify issues and valuations problems that have arisen, if any. To the extent deemed necessary by the Adviser, the Valuation Committee of the Board will review any securities valued by the Adviser in accordance with PREDEX's valuation policies.

For purposes of determining the net asset value of PREDEX, readily marketable portfolio securities listed on the NYSE, if any, are valued, except as indicated below, at the last sale price reflected on the consolidated tape at the close of the NYSE on the business day as of which such value is being determined. If there has been no sale on such day, the securities are valued at the mean of the closing bid and asked prices on such day. If no bid or asked prices are quoted on such day or if market prices may be unreliable because of events occurring after the close of trading, then the security is valued by such method as the Board shall determine in good faith to reflect its fair market value. Readily marketable securities not listed on the NYSE but listed on other domestic securities exchanges are valued in a like manner. Portfolio securities traded on more than one securities exchange are valued at the last sale price on the business day as of which such value is being determined as reflected on the consolidated tape at the close of the exchange representing the principal market for such securities. Securities trading on the NASDAQ are valued at the NASDAQ official closing price.

Readily marketable securities traded in the over-the-counter market, including listed securities whose primary market is believed by the Adviser to be over-the-counter, are valued at the mean of the current bid and asked prices as reported by the NASDAQ or, in the case of securities not reported by the NASDAQ or a comparable source, as the Board deems appropriate to reflect their fair market value. Where securities are traded on more than one exchange and also over-the-counter, the securities will generally be valued using the quotations the Board of Trustees believes reflect most closely the value of such securities.  Mutual funds are valued at their daily net assets value.

With respect to any portion of PREDEX's assets that are invested in one or more open-end management investment companies registered under the 1940 Act, each mutual fund's net asset value is calculated based upon the net asset values of those open-end management investment companies, and the prospectuses for these companies explain the circumstances under which those companies will use fair value pricing and the effects of using fair value pricing.

CONFLICTS OF INTEREST

PREDEX does not believe the Adviser has any conflicts of interest because the Adviser has no other clients, the portfolio manager does not manage other accounts and is not permitted to invest in the securities held by PREDEX.  Nonetheless, although the Adviser has no intention of accepting other clients, the Adviser undertakes to adopt policies and procedures in a manner reasonably designed to safeguard PREDEX from being negatively affected as a result of any potential conflicts related to the acceptance of another client or clients.

QUARTERLY REPURCHASES OF SHARES

Once each quarter, PREDEX will offer to repurchase at NAV no less than 5% of the outstanding shares of PREDEX, unless such offer is suspended or postponed in accordance with regulatory requirements (as discussed below).  The offer to purchase shares is a fundamental policy that may not be changed without the vote of the holders of a majority of PREDEX's outstanding voting securities (as defined in the 1940 Act).  Shareholders will be notified in writing of each quarterly repurchase offer and the date the repurchase offer ends (the "Repurchase Request Deadline").  Shares will be repurchased at the NAV per share determined as of the close of regular trading on the NYSE no later than the 14th day after the Repurchase Request Deadline, or the next business day if the 14th day is not a business day (each a "Repurchase Pricing Date").

Shareholders will be notified in writing about each quarterly repurchase offer, how they may request that PREDEX repurchase their shares and the "Repurchase Request Deadline," which is the date the repurchase offer ends.  Shares tendered for repurchase by shareholders prior to any Repurchase Request Deadline will be repurchased subject to the aggregate repurchase amounts established for that Repurchase Request Deadline.  The time between the notification to shareholders and the Repurchase Request Deadline is generally 30 days, but may vary from no more than 42 days to no less than 21 days.  Payment pursuant to the repurchase will be made by checks to the shareholder's address of record, or credited directly to a predetermined bank account on the Purchase Payment Date, which will be no more than seven days after the Repurchase Pricing Date.  The Board may establish other policies for repurchases of shares that are consistent with the 1940 Act, regulations thereunder and other pertinent laws.

Determination of Repurchase Offer Amount

The Board of Trustees, or a committee thereof, in its sole discretion, will determine the number of shares that PREDEX will offer to repurchase (the "Repurchase Offer Amount") for a given Repurchase Request Deadline. The Repurchase Offer Amount will be no less than 5% and no more than 25% of the total number of shares outstanding on the Repurchase Request Deadline.  However, investors should not rely on repurchase offers being made in amounts in excess of 5% of Fund assets.

If shareholders tender for repurchase more than the Repurchase Offer Amount for a given repurchase offer, PREDEX will repurchase the shares on a pro rata basis. However, PREDEX may accept all shares tendered for repurchase by shareholders who own less than one hundred shares and who tender all of their shares, before prorating other amounts tendered.

Notice to Shareholders

Approximately 30 days (but no less than 21 days and more than 42 days) before each Repurchase Request Deadline, PREDEX shall send to each shareholder of record and to each beneficial owner of the shares that are the subject of the repurchase offer a notification ("Shareholder Notification").  The Shareholder Notification will contain information shareholders should consider in deciding whether or not to tender their shares for repurchase. The notice also will include detailed instructions on how to tender shares for repurchase, state the Repurchase Offer Amount and identify the dates of the Repurchase Request Deadline, the scheduled Repurchase Pricing Date, and the date the repurchase proceeds are scheduled for payment (the "Repurchase Payment Deadline").  The notice also will set forth the NAV that has been computed no more than seven days before the date of notification, and how shareholders may ascertain the NAV after the notification date.

Repurchase Price

The repurchase price of the shares will be the NAV as of the close of regular trading on the NYSE on the Repurchase Pricing Date.  You may call 1-[___]-[___]-[____] to learn the NAV.  The notice of the repurchase offer also will provide information concerning the NAV, such as the NAV as of a recent date or a sampling of recent NAVs, and a toll-free number for information regarding the repurchase offer.

Repurchase Amounts and Payment of Proceeds

Shares tendered for repurchase by shareholders prior to any Repurchase Request Deadline will be repurchased subject to the aggregate Repurchase Offer Amount established for that Repurchase Request Deadline.  Payment pursuant to the repurchase offer will be made by check to the shareholder's address of record, or credited directly to a predetermined bank account on the Purchase Payment Date, which will be no more than seven days after the Repurchase Pricing Date.  The Board may establish other policies for repurchases of shares that are consistent with the 1940 Act, regulations thereunder and other pertinent laws.

If shareholders tender for repurchase more than the Repurchase Offer Amount for a given repurchase offer, PREDEX may, but is not required to, repurchase an additional amount of shares not to exceed 2% of the outstanding shares of PREDEX on the Repurchase Request Deadline.  If PREDEX determines not to repurchase more than the Repurchase Offer Amount, or if shareholders tender shares in an amount exceeding the Repurchase Offer Amount plus 2% of the outstanding shares on the Repurchase Request Deadline, PREDEX will repurchase the shares on a pro rata basis.  However, PREDEX may accept all shares tendered for repurchase by shareholders who own less than one hundred shares and who tender all of their shares, before prorating other amounts tendered.

Suspension or Postponement of Repurchase Offer

PREDEX may suspend or postpone a repurchase offer only: (a) if making or effecting the repurchase offer would cause PREDEX to lose its status as a regulated investment company under the Code; (b) for any period during which the NYSE or any market on which the securities owned by PREDEX are principally traded is closed, other than customary weekend and holiday closings, or during which trading in such market is restricted; (c) for any period during which an emergency exists as a result of which disposal by PREDEX of securities owned by it is not reasonably practicable, or during which it is not reasonably practicable for PREDEX fairly to determine the value of its net assets; or (d) for such other periods as the Commission may by order permit for the protection of shareholders of PREDEX.

Liquidity Requirements

PREDEX must maintain liquid assets equal to the Repurchase Offer Amount from the time that the notice is sent to shareholders until the Repurchase Pricing Date. PREDEX will ensure that a percentage of its net assets equal to at least 100% of the Repurchase Offer Amount consists of assets that can be sold or disposed of in the ordinary course of business at approximately the price at which PREDEX has valued the investment within the time period between the Repurchase Request Deadline and the Repurchase Payment Deadline.  The Board of Trustees has adopted procedures that are reasonably designed to ensure that PREDEX's assets are sufficiently liquid so that PREDEX can comply with the repurchase offer and the liquidity requirements described in the previous paragraph.  If, at any time, PREDEX falls out of compliance with these liquidity requirements, the Board of Trustees will take whatever action it deems appropriate to ensure compliance.

Consequences of Repurchase Offers

Repurchase offers will typically be funded from available cash or sales of portfolio securities. Payment for repurchased shares, however, may require PREDEX to liquidate portfolio holdings earlier than the Adviser otherwise would, thus increasing PREDEX's portfolio turnover and potentially causing PREDEX to realize losses. The Adviser intends to take measures to attempt to avoid or minimize such potential losses and turnover, and instead of liquidating portfolio holdings, may borrow money to finance repurchases of shares. If PREDEX borrows to finance repurchases, interest on that borrowing will negatively affect shareholders who do not tender their shares in a repurchase offer by increasing PREDEX's expenses and reducing any net investment income. To the extent PREDEX finances repurchase amounts by selling Fund investments, PREDEX may hold a larger proportion of its assets in less liquid securities.

Repurchase of PREDEX's shares will tend to reduce the amount of outstanding shares and, depending upon PREDEX's investment performance, its net assets. A reduction in PREDEX's net assets would increase PREDEX's expense ratio, to the extent that additional shares are not sold and expenses otherwise remain the same (or increase). In addition, the repurchase of shares by PREDEX will be a taxable event to shareholders.

PREDEX is intended as a long-term investment. PREDEX's quarterly repurchase offers are a shareholder's only means of liquidity with respect to his or her shares.  Shareholders have no rights to redeem or transfer their shares, other than limited rights of a shareholder's descendants to redeem shares in the event of such shareholder's death pursuant to certain conditions and restrictions. The shares are not traded on a national securities exchange and no secondary market exists for the shares, nor does PREDEX expect a secondary market for its shares to exist in the future.

DISTRIBUTION POLICY

Distribution Policy

PREDEX intends to make a dividend distribution each quarter, to its shareholders of the net investment income of PREDEX after payment of Fund operating expenses. PREDEX may establish a predetermined dividend rate, which may be modified by the Board from time to time. If, for any distribution, investment company taxable income (which term includes net short-term capital gain), if any, and net tax-exempt income, if any, is less than the amount of the distribution, then assets of PREDEX will be sold and the difference will generally be a tax-free return of capital distributed from PREDEX's assets. PREDEX's final distribution for each calendar year will include any remaining investment company taxable income and net tax-exempt income undistributed during the year, as well as all net capital gain realized during the year. If the total distributions made in any calendar year exceed investment company taxable income, net tax-exempt income and net capital gain, such excess distributed amount would be treated as ordinary dividend income to the extent of PREDEX's current and accumulated earnings and profits. Distributions in excess of the earnings and profits would first be a tax-free return of capital to the extent of the adjusted tax basis in the shares. After such adjusted tax basis is reduced to zero, the distribution would constitute capital gain (assuming the shares are held as capital assets). This distribution policy may, under certain circumstances, have certain adverse consequences to PREDEX and its shareholders because it may result in a return of capital resulting in less of a shareholder's assets being invested in PREDEX and, over time, increase PREDEX's expense ratio. The distribution policy also may cause PREDEX to sell a security at a time it would not otherwise do so in order to manage the distribution of income and gain. The initial distribution will be declared on a date determined by the Board. If PREDEX's investments are delayed, the initial distribution may consist principally of a return of capital.

Unless the registered owner of shares elects to receive cash, all dividends declared on shares will be automatically reinvested in additional shares of PREDEX. See "Dividend Reinvestment Policy."

The dividend distribution described above may result in the payment of approximately the same amount or percentage to PREDEX's shareholders each period. Section 19(a) of the 1940 Act and Rule 19a-1 thereunder require PREDEX to provide a written statement accompanying any such payment that adequately discloses its source or sources. Thus, if the source of the dividend or other distribution were the original capital contribution of the shareholder, and the payment amounted to a return of capital, PREDEX would be required to provide written disclosure to that effect. Nevertheless, persons who periodically receive the payment of a dividend or other distribution may be under the impression that they are receiving net profits when they are not. Shareholders should read any written disclosure provided pursuant to Section 19(a) and Rule 19a-1 carefully and should not assume that the source of any distribution from PREDEX is net profit.

The Board reserves the right to change the quarterly distribution policy from time to time.

DIVIDEND REINVESTMENT POLICY

PREDEX will operate under a dividend reinvestment policy administered by GFS (the "Agent"). Pursuant to the policy, PREDEX's income dividends or capital gains or other distributions (each, a "Distribution" and collectively, "Distributions"), net of any applicable U.S. withholding tax, are reinvested in shares of PREDEX.

Shareholders automatically participate in the dividend reinvestment policy, unless and until an election is made to withdraw from the policy on behalf of such participating shareholder. Shareholders who do not wish to have Distributions automatically reinvested should so notify the Agent in writing at PREDEX, c/o Gemini Fund Services, LLC, 17605 Wright Street, Suite 2, Omaha, NE  68130.  Such written notice must be received by the Agent 30 days prior to the record date of the Distribution or the shareholder will receive such Distribution in shares through the dividend reinvestment policy. Under the dividend reinvestment policy, PREDEX's Distributions to shareholders are reinvested in full and fractional shares as described below.

When PREDEX declares a Distribution, the Agent, on the shareholder's behalf, will receive additional authorized shares from PREDEX either newly issued or repurchased from shareholders by PREDEX and held as treasury stock. The number of shares to be received when Distributions are reinvested will be determined by dividing the amount of the Distribution by PREDEX's NAV per share.

The Agent will maintain all shareholder accounts and furnish written confirmations of all transactions in the accounts, including information needed by shareholders for personal and tax records. The Agent will hold shares in the account of the shareholders in non-certificated form in the name of the participant, and each shareholder's proxy, if any, will include those shares purchased pursuant to the dividend reinvestment policy.  Each participant, nevertheless, has the right to request certificates for whole and fractional shares owned.  PREDEX will issue certificates in its sole discretion.  The Agent will distribute all proxy solicitation materials, if any, to participating shareholders.

In the case of shareholders, such as banks, brokers or nominees, that hold shares for others who are beneficial owners participating under the dividend reinvestment policy, the Agent will administer the dividend reinvestment policy on the basis of the number of shares certified from time to time by the record shareholder as representing the total amount of shares registered in the shareholder's name and held for the account of beneficial owners participating under the dividend reinvestment policy.

Neither the Agent nor PREDEX shall have any responsibility or liability beyond the exercise of ordinary care for any action taken or omitted pursuant to the dividend reinvestment policy, nor shall they have any duties, responsibilities or liabilities except as expressly set forth herein. Neither shall they be liable hereunder for any act done in good faith or for any good faith omissions to act, including, without limitation, failure to terminate a participant's account prior to receipt of written notice of his or her death or with respect to prices at which shares are purchased or sold for the participant's account and the terms on which such purchases and sales are made, subject to applicable provisions of the federal securities laws.

The automatic reinvestment of Dividends will not relieve participants of any federal, state or local income tax that may be payable (or required to be withheld) on such Dividends. See "U.S. Federal Income Tax Matters."

PREDEX reserves the right to amend or terminate the dividend reinvestment policy. There is no direct service charge to participants with regard to purchases under the dividend reinvestment policy; however, PREDEX reserves the right to amend the dividend reinvestment policy to include a service charge payable by the participants.

All correspondence concerning the dividend reinvestment policy should be directed to the Agent at PREDEX, c/o Gemini Fund Services, LLC, 17605 Wright Street, Suite 2,

Omaha, NE  68130.  Certain transactions can be performed by calling the toll free number 1-[___]-[___]-[____].

U.S. FEDERAL INCOME TAX MATTERS

The following briefly summarizes some of the important federal income tax consequences to shareholders of investing in PREDEX's shares, reflects the federal tax law as of the date of this prospectus, and does not address special tax rules applicable to certain types of investors, such as corporate, tax-exempt and foreign investors. Investors should consult their tax advisers regarding other federal, state or local tax considerations that may be applicable in their particular circumstances, as well as any proposed tax law changes.

The following is a summary discussion of certain U.S. federal income tax consequences that may be relevant to a shareholder of PREDEX that acquires, holds and/or disposes of shares of PREDEX, and reflects provisions of the Internal Revenue Code of 1986, as amended, existing Treasury regulations, rulings published by the IRS, and other applicable authority, as of the date of this prospectus. These authorities are subject to change by legislative or administrative action, possibly with retroactive effect. The following discussion is only a summary of some of the important tax considerations generally applicable to investments in PREDEX and the discussion set forth herein does not constitute tax advice. For more detailed information regarding tax considerations, see the SAI.  There may be other tax considerations applicable to particular investors such as those holding shares in a tax deferred account such as an IRA or 401(k) plan.  In addition, income earned through an investment in PREDEX may be subject to state, local and foreign taxes.

PREDEX intends to elect to be treated and to qualify each year for taxation as a regulated investment company under Subchapter M of the Code. In order for PREDEX to qualify as a regulated investment company, it must meet an income and asset diversification test each year. If PREDEX so qualifies and satisfies certain distribution requirements, PREDEX (but not its shareholders) will not be subject to federal income tax to the extent it distributes its investment company taxable income and net capital gains (the excess of net long-term capital gains over net short-term capital loss) in a timely manner to its shareholders in the form of dividends or capital gain distributions. The Code imposes a 4% nondeductible excise tax on regulated investment companies, such as PREDEX, to the extent they do not meet certain distribution requirements by the end of each calendar year. PREDEX anticipates meeting these distribution requirements.

PREDEX intends to make distributions of investment company taxable income after payment of PREDEX's operating expenses no less frequently than annually. Unless a shareholder is ineligible to participate or elects otherwise, all distributions will be automatically reinvested in additional shares of PREDEX pursuant to the dividend reinvestment policy.  For U.S. federal income tax purposes, all dividends are generally taxable whether a shareholder takes them in cash or they are reinvested pursuant to the policy in additional shares of PREDEX. Distributions of PREDEX's investment company taxable income (including short-term capital gains) will generally be treated as ordinary income to the extent of PREDEX's current and accumulated earnings and profits. Distributions of PREDEX's net capital gains ("capital gain dividends"), if any, are taxable to shareholders as capital gains, regardless of the length of time shares have been held by shareholders. Distributions, if any, in excess of PREDEX's earnings and profits will first reduce the adjusted tax basis of a holder's shares and, after that basis has been reduced to zero, will constitute capital gains to the shareholder of PREDEX (assuming the shares are held as a capital asset).  A corporation that owns Fund shares generally will not be entitled to the dividends received deduction with respect to all of the dividends it receives from PREDEX. Fund dividend payments that are attributable to qualifying dividends received by PREDEX from certain domestic corporations may be designated by PREDEX as being eligible for the dividends received deduction. There can be no assurance as to what portion of Fund dividend payments may be classified as qualifying dividends. The determination of the character for U.S. federal income tax purposes of any distribution from PREDEX (i.e. ordinary income dividends, capital gains dividends, qualified dividends or return of capital distributions) will be made as of the end of PREDEX's taxable year. Generally, no later than 60 days after the close of its taxable year, PREDEX will provide shareholders with a written notice designating the amount of any capital gain distributions and any other distributions.

PREDEX will inform its shareholders of the source and tax status of all distributions promptly after the close of each calendar year.

DESCRIPTION OF CAPITAL STRUCTURE AND SHARES

PREDEX is an unincorporated statutory trust established under the laws of the State of Delaware upon the filing of a Certificate of Trust with the Secretary of State of Delaware on February 5, 2013. PREDEX's Agreement and Declaration of Trust (the "Declaration of Trust") provides that the Trustees of PREDEX may authorize separate classes of shares of beneficial interest. The Trustees have authorized an unlimited number of shares.  PREDEX does not intend to hold annual meetings of its shareholders.

Shares

The Declaration of Trust, which has been filed with the SEC, permits PREDEX to issue an unlimited number of full and fractional shares of beneficial interest, no par value. Each share of PREDEX represents an equal proportionate interest in the assets of PREDEX with each other share in PREDEX. Holders of shares will be entitled to the payment of dividends when, as and if declared by the Board of Trustees. PREDEX currently intends to make dividend distributions to its shareholders after payment of Fund operating expenses including interest on outstanding borrowings, if any, quarterly. Unless the registered owner of shares elects to receive cash, all dividends declared on shares will be automatically reinvested for shareholders in additional shares of PREDEX. See "Dividend Reinvestment Policy." The 1940 Act may limit the payment of dividends to the holders of shares. Each whole share shall be entitled to one vote as to matters on which it is entitled to vote pursuant to the terms of the Declaration of Trust on file with the SEC.  Upon liquidation of PREDEX, after paying or adequately providing for the payment of all liabilities of PREDEX, and upon receipt of such releases, indemnities and refunding agreements as they deem necessary for their protection, the Trustees may distribute the remaining assets of PREDEX among its shareholders. The shares are not liable to further calls or to assessment by PREDEX. There are no pre-emptive rights associated with the shares. The Declaration of Trust provides that PREDEX's shareholders are not liable for any liabilities of PREDEX. Although shareholders of an unincorporated statutory trust established under Delaware law, in certain limited circumstances, may be held personally liable for the obligations of PREDEX as though they were general partners, the provisions of the Declaration of Trust described in the foregoing sentence make the likelihood of such personal liability remote.

PREDEX generally will not issue share certificates. However, upon written request to PREDEX's transfer agent, a share certificate may be issued at PREDEX's discretion for any or all of the full shares credited to an investor's account. Share certificates that have been issued to an investor may be returned at any time. PREDEX's transfer agent will maintain an account for each shareholder upon which the registration of shares are recorded, and transfers, permitted only in rare circumstances, such as death or bona fide gift, will be reflected by bookkeeping entry, without physical delivery. GFS will require that a shareholder provide requests in writing, accompanied by a valid signature guarantee form, when changing certain information in an account such as wiring instructions or telephone privileges.

ANTI-TAKEOVER PROVISIONS IN THE DECLARATION OF TRUST

The Declaration of Trust includes provisions that could have the effect of limiting the ability of other entities or persons to acquire control of PREDEX or to change the composition of the Board of Trustees, and could have the effect of depriving PREDEX's shareholders of an opportunity to sell their shares at a premium over prevailing market prices, if any, by discouraging a third party from seeking to obtain control of PREDEX. These provisions may have the effect of discouraging attempts to acquire control of PREDEX, which attempts could have the effect of increasing the expenses of PREDEX and interfering with the normal operation of PREDEX.  The Trustees are elected for indefinite terms and do not stand for reelection.  A Trustee may be removed from office without cause only by a written instrument signed or adopted by a majority of the remaining Trustees or by a vote of the holders of at least two-thirds of the class of shares of PREDEX that are entitled to elect a Trustee and that are entitled to vote on the matter.  The Declaration of Trust does not contain any other specific inhibiting provisions that would operate only with respect to an extraordinary transaction such as a merger, reorganization, tender offer, sale or transfer of substantially all of PREDEX's asset, or liquidation.  Reference should be made to the Declaration of Trust on file with the SEC for the full text of these provisions.

PLAN OF DISTRIBUTION

Northern Lights Distributors, LLC , located at 17605 Wright Street Omaha, NE 68130, serves as PREDEX's principal underwriter, within the meaning of the 1940 Act, and acts as the distributor of PREDEX's shares, subject to various conditions.  The Distributor is compensated by the investment adviser to PREDEX at no cost to shareholders.  PREDEX's shares are offered for sale through the Distributor at NAV.  The Distributor also may enter into selected dealer agreements with other broker dealers for the sale and distribution of PREDEX's shares.  In reliance on Rule 415, PREDEX intends to offer to sell an unlimited number of shares, on a continual basis, through the Distributor.  No arrangement has been made to place funds received in an escrow, trust or similar account. The Distributor is not required to sell any specific number or dollar amount of PREDEX's shares.  Shares of PREDEX will not be listed on any national securities exchange and the Distributor will not act as a market marker in Fund shares.

The Adviser or its affiliates, in the Adviser's discretion and from their own resources (which may include the Adviser's legitimate profits from the advisory fee it receives from PREDEX), may pay additional compensation to brokers or dealers in connection with the sale and distribution of Fund shares (the "Additional Compensation").  In return for the Additional Compensation, PREDEX may receive certain marketing advantages including access to a broker's or dealer's registered representatives, placement on a list of investment options offered by a broker or dealer, or the ability to assist in training and educating the broker's or dealer's registered representatives.  The Additional Compensation may differ among brokers or dealers in amount or in the manner of calculation: payments of Additional Compensation may be fixed dollar amounts, or based on the aggregate value of outstanding shares held by shareholders introduced by the broker or dealer, or determined in some other manner.  The receipt of Additional Compensation by a selling broker or dealer may create potential conflicts of interest between an investor and its broker or dealer who is recommending PREDEX over other potential investments.  Please visit the relevant financial intermediary's website for more information about this potential conflict of interest.

Prior to the initial public offering of shares, [the Adviser] purchased shares from PREDEX in an amount satisfying the net worth requirements of Section 14(a) of the 1940 Act.

Purchasing Shares

Investors may purchase shares directly from PREDEX in accordance with the instructions below. Investors will be assessed fees for returned checks and stop payment orders at prevailing rates charged by Gemini Fund Services, LLC, PREDEX's administrator.  The returned check and stop payment fee is currently $25.  Investors may buy and sell shares of PREDEX through financial intermediaries and their agents that have made arrangements with PREDEX and are authorized to buy and sell shares of PREDEX (collectively, "Financial Intermediaries"). Orders will be priced at the appropriate price next computed after it is received by a Financial Intermediary. A Financial Intermediary may hold shares in an omnibus account in the Financial

Intermediary's name or the Financial Intermediary may maintain individual ownership records. PREDEX may pay the Financial Intermediary for maintaining individual ownership records as well as providing other shareholder services. Financial intermediaries may charge fees for the services they provide in connection with processing your transaction order or maintaining an investor's account with them. Investors should check with their Financial Intermediary to determine if it is subject to these arrangements. Financial Intermediaries are responsible for placing orders correctly and promptly with PREDEX, forwarding payment promptly. Orders transmitted with a Financial Intermediary before the close of regular trading (generally 4:00 p.m., Eastern Time) on a day that the NYSE is open for business, will be priced based on PREDEX's NAV next computed after it is received by the Financial Intermediary.

By Mail

To make an initial purchase by mail, complete an account application and mail the application, together with a check made payable to PREDEX to:

PREDEX
c/o Gemini Fund Services, LLC
17605 Wright Street, Suite 2

Omaha, NE  68130

All checks must be in US Dollars drawn on a domestic bank. PREDEX will not accept payment in cash or money orders. PREDEX also does not accept cashier's checks in amounts of less than $10,000. To prevent check fraud, PREDEX will neither accept third party checks, Treasury checks, credit card checks, traveler's checks or starter checks for the purchase of shares, nor post-dated checks, post-dated on-line bill pay checks, or any conditional purchase order or payment.

The transfer agent will charge a $25.00 fee against an investor's account, in addition to any loss sustained by PREDEX, for any payment that is returned. It is the policy of PREDEX not to accept applications under certain circumstances or in amounts considered disadvantageous to shareholders. PREDEX reserves the right to reject any application.

By Wire — Initial Investment

To make an initial investment in PREDEX, the transfer agent must receive a completed account application before an investor wires funds. Investors may mail or overnight deliver an account application to the transfer agent. Upon receipt of the completed account application, the transfer agent will establish an account. The account number assigned will be required as part of the instruction that should be provided to an investor's bank to send the wire. An investor's bank must include both the name of PREDEX, the account number, and the investor's name so that monies can be correctly applied. If you wish to wire money to make an investment in PREDEX, please call PREDEX at 1-[___]-[___]-[____] for wiring instructions and to notify PREDEX that a wire transfer is coming.  Any commercial bank can transfer same-day funds via wire. PREDEX will normally accept wired funds for investment on the day received if they are received by PREDEX's designated bank before the close of regular trading on the NYSE. Your bank may charge you a fee for wiring same-day funds.  The bank should transmit funds by wire to:

ABA #: (number provided by calling toll-free number above)
Credit: Gemini Fund Services, LLC
Account #: (number provided by calling toll-free number above)
Further Credit:
PREDEX
(shareholder registration)
(shareholder account number)

By Wire — Subsequent Investments

Before sending a wire, investors must contact Gemini Fund Services, LLC to advise them of the intent to wire funds. This will ensure prompt and accurate credit upon receipt of the wire. Wired funds must be received prior to 4:00 p.m. Eastern time to be eligible for same day pricing. PREDEX, and its agents, including the transfer agent and custodian, are not responsible for the consequences of delays resulting from the banking or Federal Reserve wire system, or from incomplete wiring instructions.

Automatic Investment Plan — Subsequent Investments

You may participate in PREDEX's Automatic Investment Plan, an investment plan that automatically moves money from your bank account and invests it in PREDEX through the use of electronic funds transfers or automatic bank drafts. You may elect to make subsequent investments by transfers of any amount on specified days of each month into your established Fund account. Please contact PREDEX at 1-[___]-[___]-[____] for more information about PREDEX's Automatic Investment Plan.

By Telephone

Investors may purchase additional shares of PREDEX by calling 1-[___]-[___]-[____].  If an investor elected this option on the account application, and the account has been open for at least 15 days, telephone orders will be accepted via electronic funds transfer from your bank account through the Automated Clearing House (ACH) network. Banking information must be established on the account prior to making a purchase. Orders for shares received prior to 4 p.m. Eastern time will be purchased at the appropriate price calculated on that day.

Telephone trades must be received by or prior to market close. During periods of high market activity, shareholders may encounter higher than usual call waits. Please allow sufficient time to place your telephone transaction.

In compliance with the USA Patriot Act of 2001, GFS will verify certain information on each account application as part of PREDEX's Anti-Money Laundering Program. As requested on the application, investors must supply full name, date of birth, social security number and permanent street address. Mailing addresses containing only a P.O. Box will not be accepted. Investors may call Gemini Fund Services, LLC at 1-[___]-[___]-[____] for additional assistance when completing an application.

If Gemini Fund Services, LLC does not have a reasonable belief of the identity of a customer, the account will be rejected or the customer will not be allowed to perform a transaction on the account until such information is received. PREDEX also may reserve the right to close the account within 5 business days if clarifying information/documentation is not received.

Purchase Terms

The minimum initial purchase by an investor is $100,000 for all accounts, which may be waived at the Adviser’s discretion.  PREDEX's shares are offered for sale through its Distributor at NAV. The price of the shares during PREDEX's continuous offering will fluctuate over time with the net asset value of the shares.

LEGAL MATTERS

Certain legal matters in connection with the shares will be passed upon for PREDEX by Thompson Hine LLP, 41 South High Street, 17th floor, Columbus, OH  43215.

REPORTS TO SHAREHOLDERS

PREDEX will send to its shareholders unaudited semi-annual and audited annual reports, including a list of investments held.

Householding

In an effort to decrease costs, PREDEX intends to reduce the number of duplicate annual and semi-annual reports by sending only one copy of each to those addresses shared by two or more accounts and to shareholders reasonably believed to be from the same family or household.  Once implemented, a shareholder must call 1-[___]-[___]-[____] to discontinue householding and request individual copies of these documents.  Once PREDEX receives notice to stop householding, individual copies will be sent beginning thirty days after receiving your request. This policy does not apply to account statements.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

[McGladrey LLP] is the independent registered public accounting firm for PREDEX and will audit PREDEX's financial statements.  [McGladrey LLP is located at 555 Seventeenth Street, Suite 1000, Denver, Co  80202].

ADDITIONAL INFORMATION

The Prospectus and the Statement of Additional Information do not contain all of the information set forth in the Registration Statement that PREDEX has filed with the SEC (file No. 333-[______]). The complete Registration Statement may be obtained from the SEC at www.sec.gov.  See the cover page of this Prospectus for information about how to obtain a paper copy of the Registration Statement or Statement of Additional Information without charge.

TABLE OF CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION

General Information and History
Investment Objective and Policies
Management of PREDEX
Codes of Ethics
Proxy Voting Policies and Procedures
Control Persons and Principal Holders
Investment Advisory and Other Services
Portfolio Manager
Allocation of Brokerage
Tax Status
Other Information
Independent Registered Public Accounting Firm
Financial Statements

PRIVACY NOTICE
FACTS		WHAT DOES PREDEX DO WITH YOUR PERSONAL INFORMATION?

Why?

Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?

  The types of personal information we collect and share depend on the product or service you have with us. This information can include:

▪ Social Security number

▪ Purchase History

▪ Assets

▪ Account Balances

▪ Retirement Assets

▪ Account Transactions

▪ Transaction History

▪ Wire Transfer Instructions

▪ Checking Account Information

  When you are no longer our customer, we continue to share your information as described in this notice.

How?

All financial companies need to share customers' personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers' personal information; the reasons PREDEX chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does PREDEX share?	Can you limit this sharing?
For our everyday business purposes – such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes – to offer our products and services to you	No	We don't share
For joint marketing with other financial companies	No	We don't share
For our affiliates' everyday business purposes – information about your transactions and experiences	No	We don't share
For our affiliates' everyday business purposes – information about your creditworthiness	No	We don't share
For nonaffiliates to market to you	No	We don't share

Questions?	Call 1-[___]-[___]-[____]

Who we are
Who is providing this notice?	PREDEX
What we do
How does PREDEX protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.

How does PREDEX collect my personal information?

We collect your personal information, for example, when you

▪ Open an account

▪ Provide account information

▪ Give us your contact information

▪ Make deposits or withdrawals from your account

▪ Make a wire transfer

▪ Tell us where to send the money

▪ Tells us who receives the money

▪ Show your government-issued ID

▪ Show your driver's license

We also collect your personal information from other companies.

Why can't I limit all sharing?

Federal law gives you the right to limit only

▪    Sharing for affiliates' everyday business purposes – information about your creditworthiness

▪    Affiliates from using your information to market to you

▪    Sharing for nonaffiliates to market to you

       State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies. ▪ PREDEX does not share with our affiliates.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies ▪ PREDEX does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ▪ PREDEX does not jointly market.

PROSPECTUS

PREDEX

Shares of Beneficial Interest

[_________], 2013

Investment Adviser

PREDEX Capital Management, LLC

All dealers that buy, sell or trade PREDEX's shares, whether or not participating in this offering, may be required to deliver a prospectus when acting on behalf of PREDEX's Distributor.

You should rely only on the information contained in or incorporated by reference into this prospectus. PREDEX has not authorized any other person to provide you with different information. If anyone provides you with different or inconsistent information, you should not rely on it. PREDEX is not making an offer to sell these securities in any jurisdiction where the offer or sale is not permitted.

The information in this Statement of Additional Information is not complete and may be changed. These securities may not be sold until the registration statement filed with the Securities and Exchange Commission is effective. This Statement of Additional Information is not an offer to sell these securities and is not soliciting an offer to buy these securities in any state where the offer or sale is not permitted.

SUBJECT TO COMPLETION PRELIMINARY STATEMENT OF ADDITIONAL INFORMATION DATED March 1, 2013

STATEMENT OF ADDITIONAL INFORMATION

[_____], 2013

PREDEX

Principal Executive Offices

17605 Wright Street, Suite 2,

Omaha, NE  68130

1-[___]-[___]-[___]

This Statement of Additional Information ("SAI") is not a prospectus. This SAI should be read in conjunction with the prospectus of PREDEX, dated [______ __], 2013 (the "Prospectus"), as it may be supplemented from time to time.  The Prospectus is hereby incorporated by reference into this SAI (legally made a part of this SAI).  Capitalized terms used but not defined in this SAI have the meanings given to them in the Prospectus.  This SAI does not include all information that a prospective investor should consider before purchasing PREDEX's securities.

You should obtain and read the Prospectus and any related Prospectus supplement prior to purchasing any of PREDEX's securities. A copy of the Prospectus may be obtained without charge by calling PREDEX toll-free at 1-[___]-[___]-[____] or by visiting www.[_____].com.  Information on the website is not incorporated herein by reference. The registration statement, of which the Prospectus is a part, can be reviewed and copied at the Public Reference Room of the SEC at 100 F Street NE, Washington, D.C. You may obtain information on the operation of the Public Reference Room by calling the SEC at 1-202-551-8090. PREDEX's filings with the SEC are also available to the public on the SEC's Internet web site at www.sec.gov. Copies of these filings may be obtained, after paying a duplicating fee, by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing the SEC's Public Reference Section, 100 F Street NE, Washington, D.C. 20549-0102.

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TABLE OF CONTENTS

General Information and History
Investment Objective and Policies
Management of PREDEX
Codes of Ethics
Proxy Voting Policies and Procedures
Control Persons and Principal Holders
Investment Advisory and Other Services
Portfolio Manager
Allocation of Brokerage
Tax Status
Other Information
Independent Registered Public Accounting Firm
Financial Statements

GENERAL INFORMATION AND HISTORY

PREDEX is a newly organized, continuously offered, non-diversified, closed-end management investment company that is operated as an interval fund (the "Fund" or the "Trust").  PREDEX was organized as a Delaware statutory trust on February 5, 2013 and has no operating history.  PREDEX's principal office is located at 17605 Wright Street, Suite 2, Omaha, NE  68130 and its telephone number is 1-[___]-[___]-[____]. The investment objective and principal investment strategies of PREDEX, as well as the principal risks associated with PREDEX's investment strategies, are set forth in the Prospectus. Certain additional investment information is set forth below.

INVESTMENT OBJECTIVE AND POLICIES

Investment Objective

PREDEX seeks returns, before fees and expenses, equal to those of the National Council of Real Estate Investment Fiduciaries Open-End Diversified Core Equity Fund Index ("NFI-ODCE Index"), which is composed of privately-offered institutionally-sponsored perpetual real estate funds that are not publicly traded.

Fundamental Policies

PREDEX's stated fundamental policies, which may only be changed by the affirmative vote of a majority of the outstanding voting securities of PREDEX (the shares), are listed below.  For the purposes of this SAI, "majority of the outstanding voting securities of PREDEX" means the vote, at an annual or special meeting of shareholders, duly called, (a) of 67% or more of the shares present at such meeting, if the holders of more than 50% of the outstanding shares are present or represented by proxy; or (b) of more than 50% of the outstanding shares, whichever is less.  PREDEX may not:

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(1) Borrow money or issues debt securities for investment purposes, except that PREDEX may borrow up to 5% of its assets for temporary liquidity or to finance repurchases of its shares.

(2) Issue preferred shares.

(3) Purchase securities on margin.

(4) Underwrite securities of other issuers, except insofar as PREDEX may be deemed an underwriter under the Securities Act of 1933, as amended (the "Securities Act") in connection with the disposition of its portfolio securities.  PREDEX may invest in restricted securities (those that must be registered under the Securities Act before they may be offered or sold to the public).

(5) Invest 25% or more of the market value of its assets in the securities of companies or entities engaged in any one industry, except the real estate industry through "Underlying Funds."  This limitation does not apply to investment in the securities of the U.S. Government, its agencies or instrumentalities.  Under normal circumstances, PREDEX invests, through Underlying Funds, over 75% of its assets in the securities of issuers in the real estate industry.

(6)  Purchase or sell commodities, unless acquired as a result of ownership of securities or other investments, except that PREDEX may purchase and sell forward and futures contracts and options to the full extent permitted under the 1940 Act, sell foreign currency contracts in accordance with any rules of the Commodity Futures Trading Commission, invest in securities or other instruments backed by or linked to commodities, and invest in companies that are engaged in a commodities business or have a significant portion of their assets in commodities, and may invest in commodity pools and other entities that purchase and sell commodities and commodity contracts.

(7) Make loans to others, except to the extent the entry into a repurchase agreement, in a manner consistent with PREDEX's investment policies or as otherwise permitted under the 1940 Act, is deemed to be a loan.

(8) Purchase or sell real estate or interests in real estate, except this limitation is not applicable to investments in securities, such as Underlying Funds, that are secured by or represent direct or indirect interests in real estate.

In addition, PREDEX has adopted a fundamental policy that it will make quarterly repurchase offers for no less than for 5% of the shares outstanding at net asset value ("NAV") less any repurchase fee, unless suspended or postponed in accordance with regulatory requirements, and each repurchase pricing shall occur no later than the 14th day after the Repurchase Request Deadline, or the next business day if the 14th is not a business day.

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If a restriction on PREDEX's investments is adhered to at the time an investment is made, a subsequent change in the percentage of Fund assets invested in certain securities or other instruments, or change in average duration of PREDEX's investment portfolio, resulting from changes in the value of PREDEX's total assets, will not be considered a violation of the restriction; provided, however, that the asset coverage requirement applicable to borrowings shall be maintained in the manner contemplated by applicable law.

Non-Diversified Status

Because PREDEX is "non-diversified" under the 1940 Act, it is subject only to certain federal tax diversification requirements.  Under federal tax laws, PREDEX may, with respect to 50% of its total assets, invest up to 25% of its total assets in the securities of any issuer.  With respect to the remaining 50% of PREDEX's total assets, (i) PREDEX may not invest more than 5% of its total assets in the securities of any one issuer, and (ii) PREDEX may not acquire more than 10% of the outstanding voting securities of any one issuer.  These tests apply at the end of each quarter of the taxable year and are subject to certain conditions and limitations under the Code.  These tests do not apply to investments in United States Government Securities and regulated investment companies.

Non-Principal Investment Strategies

Special Investment Techniques

Underlying Funds may use a variety of special investment instruments and techniques to hedge against various risks or other factors and variables that may affect the values of the Underlying Funds' portfolio securities and assets. Underlying Funds may also use these techniques, including the use of derivative transactions, as substitutes for securities in pursuing their respective investment objectives.  The Underlying Funds may employ different techniques over time, as new instruments and techniques are introduced or as a result of regulatory developments. Some special investment techniques that Underlying Funds may use may involve a high degree of risk, particularly when used for non-hedging purposes. A hedging transaction may not perform as anticipated, and an Underlying Fund may suffer losses as a result of its hedging activities.

Derivatives

Generally. PREDEX anticipates that derivatives will be a small part of each Underlying Fund’s investment strategy.   Underlying Funds may engage in transactions involving options, futures, swaps and other derivative financial instruments, primarily as hedging instruments or substitutes for assets. Derivatives can be volatile and involve various types and degrees of risk. By using derivatives, Underlying Funds may be permitted to increase or decrease the level of risk, or change the character of the risk, to which their portfolios are exposed.

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A small investment in derivatives could have a substantial impact on an Underlying Fund's performance.  The market for many derivatives is, or suddenly can become, illiquid. Changes in liquidity may result in significant and rapid changes in the prices for derivatives. If an Underlying Fund were to invest in derivatives at an inopportune time, or the Underlying Fund manager evaluates market conditions incorrectly, the Underlying Fund's derivative investment could negatively impact the Underlying Fund's return, or result in a loss. In addition, an Underlying Fund could experience a loss if its derivatives were poorly correlated with its other investments, or if the Underlying Fund were unable to liquidate its position because of an illiquid secondary market.

Options and Futures. Underlying Funds may engage in the use of options and futures contracts, including options on baskets of specific securities, or other derivative instruments written by broker-dealers or other financial intermediaries. These transactions may be effected on securities exchanges or in the over-the-counter market, or they may be negotiated directly with counterparties. In cases where instruments are purchased over-the-counter or negotiated directly with counterparties, an Underlying Fund is subject to the risk that the counterparty will be unable or unwilling to perform its obligations under the contract. These transactions may also be illiquid and, if so, it might be difficult to close out an Underlying Fund's position.

An Underlying Fund may purchase call and put options on specific securities or index, such as an interest rate index.  An Underlying Fund may also write and sell covered or uncovered call and put options for hedging purposes and as a substitute for an asset to pursue the Underlying Fund's investment objectives. A put option gives the purchaser of the option the right to sell, and obligates the writer to buy, the reference security or index at a stated price at any time before the option expires. Similarly, a call option gives the purchaser of the option the right to buy, and obligates the writer to sell, the underlying security or index at a stated price at any time before the option expires.  Index-based options typically evolve a cash payment rather than the purchase of a security.

In a covered call option, an Underlying Fund owns the underlying security. The sale of such an option exposes the Underlying Fund to a potential loss of opportunity to realize appreciation in the market price of the reference security during the term of the option.  Using covered call options might expose an Underlying Fund to other risks, as well.  For example, an Underlying Fund might be required to continue holding a security that the Underlying Fund might otherwise have sold to protect against depreciation in the market price of the security.

In a covered put option, cash or liquid securities are placed in a segregated account on an Underlying Fund's books. The sale of such an option exposes the seller, during the term of the option, to a decline in price of the reference security while also depriving the seller of the opportunity to invest the segregated assets.

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When writing options, an Underlying Fund may close its position by purchasing an option on the same security with the same exercise price and expiration date as the option that it has previously written on the security.  If the amount paid to purchase an option is less or more than the amount received from the sale, the Underlying Fund will, accordingly, realize a profit or loss. To close out a position as a purchaser of an option, the Underlying Fund would liquidate the position by selling the option previously purchased.

The use of derivatives that are subject to regulation by the Commodity Futures Trading Commission (the "CFTC") by Underlying Funds could cause PREDEX to be a commodity pool, which, absent an available exemption would require PREDEX to comply with certain rules of the CFTC.

Underlying Funds may enter into futures contracts in U.S. domestic markets or on exchanges located outside the United States. Foreign markets may offer advantages, such as trading opportunities or arbitrage possibilities not available in the United States, but they also may subject the Investment Funds to greater risk than domestic markets. For example, common clearing facilities may not exist in markets where foreign exchanges are the principal markets, and investors may look only to the broker to perform the contract. Adverse changes in the exchange rate could eliminate any profits that might be realized in trading, or a loss could be incurred as a result of those changes. Transactions on foreign exchanges may include both commodities traded on domestic exchanges and those that are not. Unlike trading on domestic commodity exchanges, trading on foreign commodity exchanges is not regulated by the CFTC.

Engaging in these transactions involves risk of loss, which could adversely affect the value of PREDEX's net assets. No assurance can be made that a liquid market will exist for any particular futures contract at any particular time. Many futures exchanges and boards of trade limit the amount of fluctuation permitted in futures contract prices during a single trading day. Once the daily limit has been reached in a particular contract, no trades may be made that day at a price beyond that limit, or trading may be suspended for specified periods during the trading day. Futures contract prices could move to the limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of positions, and potentially subjecting an Investment Fund to substantial losses.

Successful use of futures also is subject to an Underlying Fund manager's ability to correctly predict movements in the relevant market.  To the extent that a transaction is entered into for hedging purposes, successful use is also subject to an Underlying Fund Manager's ability to evaluate the appropriate correlation between the transaction being hedged and the price movements of the futures contract.

An Underlying Fund may also purchase and sell stock index futures contracts. A stock index futures contract obligates an Underlying Fund to pay or receive an amount of cash equal to a fixed dollar amount specified in the futures contract, multiplied by the

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difference between the settlement price of the contract on the contract's last trading day, and the value of the index based on the stock prices of the securities that comprise it at the opening of trading in those securities on the next business day.  An Underlying Fund may purchase and sell interest rate futures contracts, which represent obligations to purchase or sell an amount of a specific debt security at a future date at a specific price. In addition, an Underlying Fund may purchase and sell currency futures or commodity futures. A currency future creates an obligation to purchase or sell an amount of a specific currency at a future date at a specific price.

Options on Securities Indexes.  An Underlying Fund may purchase and sell call and put options on stock indexes listed on national securities exchanges or traded in the over-the-counter market for hedging or speculative purposes. A stock index fluctuates with changes in the market values of the stocks included in the index. Accordingly, successful use of options on stock indexes will be subject to the relevant Investment Fund Manager's ability to correctly evaluate movements in the stock market generally, or of a particular industry or market segment.

Swap Agreements. An Underlying Fund may enter into a variety of swap agreements, including equity, interest rate, and index and currency rate swap agreements. An Underlying Fund is not limited to any particular form of swap agreement if the relevant Underlying Fund Manager determines that other forms are consistent with that Underlying Fund's investment objectives and policies.  Swap agreements are contracts entered into by two parties (primarily institutional investors) for periods ranging from a few weeks to more than a year. In a standard swap transaction, the parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments, which may be adjusted for an interest factor. The gross returns to be exchanged or "swapped" between the parties are generally calculated with respect to a "notional amount," i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate, in a particular foreign currency, or in a "basket" of securities representing a particular index. Additional forms of swap agreements include (i) interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent interest rates exceed a specified rate or "cap;" (ii) interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent interest rates fall below a specified level or "floor;" and (iii) interest rate collars, under which a party sells a cap and purchases a floor (or vice versa) in an attempt to protect itself against interest rate movements exceeding certain minimum or maximum levels.

Generally, an Underlying Fund's obligations (or rights) under a swap agreement will be equal only to the net amount to be paid or received under the agreement, based on the relative values of the positions held by the parties. The risk of loss is limited to the net amount of interest payments that a party is contractually required to make.  As such, if the counterparty to a swap defaults, an Investment Fund's risk of loss consists of the net amount of payments that it is entitled to receive.

Regulation as a Commodity Pool Operator

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The Adviser, with respect to PREDEX, [has filed] with the National Futures Association, a notice claiming an exclusion from the definition of the term "commodity pool operator" under the Commodity Exchange Act, as amended, and Rule 4.5 of the Commodity Futures Trading Commission promulgated thereunder, with respect to PREDEX's operations.  Accordingly, neither PREDEX nor the Adviser is subject to registration or regulation as a commodity pool operator.

When-Issued, Delayed Delivery and Forward Commitment Securities

To reduce the risk of changes in securities prices and interest rates, the Adviser or an Underlying Fund may purchase securities on a forward commitment, when-issued or delayed delivery basis.  This means that delivery and payment occur a number of days after the date of the commitment to purchase. The payment obligation and the interest rate receivable with respect to such purchases are determined when the investment commitment is made but, the purchaser does not make payment until it receives delivery from the seller. The Adviser or an Underlying Fund may, if it is deemed advisable, sell the securities after it commits to a purchase but before delivery and settlement takes place.

Securities purchased on a forward commitment, when-issued or delayed delivery basis are subject to changes in value based upon the public's perception of the creditworthiness of the issuer and changes (either real or anticipated) in the level of interest rates.  Purchasing securities on a when-issued or delayed delivery basis can present the risk that the yield available in the market when the delivery takes place may be higher than that obtained in the transaction itself. Purchasing securities on a forward commitment, when-issued or delayed delivery basis when PREDEX or and Underlying Fund is fully, or almost fully invested, results in a form of leverage and may cause greater fluctuation in the value of the net assets.

Debt Instruments

Institutional Private Funds in the Index may invest up to 16% of their net assets in debt instruments such as property-related debt such as a mortgage, public company or private company debt.  However, PREDEX does not anticipate that debt investing will be a significant source of returns and does not expect Institutional Private Funds to invest up the 16% limit.  Mutual funds may also invest in debt instruments as disclosed in their respective Prospectus or Statement of Additional Information.  Here too, PREDEX does not anticipate that debt investing will be a significant source of returns as the Adviser will not invest in mutual fund that invests in debt instruments as principal investment strategy.  Underlying Funds may invest in debt instruments without restriction as to issuer capitalization and in debt securities of any quality or maturity.  When Underlying Funds invest in debt securities, the value of your investment in PREDEX will fluctuate with changes in interest rates.  Typically, a rise in interest rates causes a decline in the value of debt securities. In general, the market price of debt securities with longer maturities will increase or decrease more in response to changes

8

in interest rates than shorter-term securities.  Other risk factors include credit risk (the debtor may default) and prepayment risk (the debtor may pay its obligation early, reducing the amount of interest payments).

Money Market Instruments.  PREDEX may invest some or all of its assets in money market mutual funds in such amounts as the Adviser deems appropriate under the circumstances. In addition, an Underlying Fund may invest in various money market instruments that are, typically, high quality, short-term fixed-income obligations, which generally have remaining maturities of one year or less and may include U.S. Government securities, commercial paper, certificates of deposit and bankers acceptances issued by domestic branches of U.S. banks that are members of the Federal Deposit Insurance Corporation, repurchase agreements and money market mutual funds.

Additional Information About Principal Investment Strategies.

Mutual Funds

PREDEX may invest in registered investment companies (open-end funds commonly referred to as mutual funds).  The 1940 Act provides that PREDEX may not: (1) purchase more than 3% of an investment company's outstanding shares; (2) invest more than 5% of its assets in any single registered investment company (the "5% Limit"), and (3) invest more than 10% of its assets in registered investment companies overall (the "10% Limit"), unless: (i) the underlying investment company and/or PREDEX has received an order for exemptive relief from such limitations from the Securities and Exchange Commission ("SEC"); and (ii) the underlying investment company and PREDEX take appropriate steps to comply with any conditions in such order.

In addition, Section 12(d)(1)(F) of the 1940 Act provides that the provisions of paragraph 12(d)(1) shall not apply to securities purchased or otherwise acquired by PREDEX if (i) immediately after such purchase or acquisition not more than 3% of the total outstanding stock of such investment company is owned by PREDEX and all affiliated persons of PREDEX; and (ii) PREDEX has not, and is not proposing to offer or sell any security issued by it through a principal underwriter or otherwise at a public or offering price which includes a sales load of more than 1½% percent.  PREDEX does not charge any sales load.  An investment company that issues shares to PREDEX pursuant to paragraph 12(d)(1)(F) shall not be required to redeem its shares in an amount exceeding 1% of such investment company's total outstanding shares in any period of less than thirty days. PREDEX (or the Adviser acting on behalf of PREDEX) must comply with the following voting restrictions:  when PREDEX exercises voting rights, by proxy or otherwise, with respect to investment companies owned by PREDEX, PREDEX will either seek instruction from PREDEX's shareholders with regard to the voting of all proxies and vote in accordance with such instructions, or vote the shares held by PREDEX in the same proportion as the vote of all other holders of such security.

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Further, PREDEX may rely on Rule 12d1-3, which allows unaffiliated investment companies to exceed the 5% Limitation and the 10% Limitation, provided the aggregate sales loads any investor pays (i.e., the combined distribution expenses of both the acquiring fund and the acquired funds) does not exceed the limits on sales loads established by FINRA for funds of funds.

PREDEX and any "affiliated persons," as defined by the 1940 Act, may purchase in the aggregate only up to 3% of the total outstanding securities of any investment company.  Accordingly, when affiliated persons hold shares of any of an investment company, PREDEX's ability to invest fully in shares of those funds is restricted, and the Adviser must then, in some instances, select alternative investments that would not have been its first preference.  The 1940 Act also provides that an investment company whose shares are purchased by PREDEX will be obligated to redeem shares held by PREDEX only in an amount up to 1% of the investment company's outstanding securities during any period of less than 30 days. Shares held by PREDEX in excess of 1% of an investment company's outstanding securities therefore, will be considered not readily marketable securities.

Repurchases and Transfers of Shares

Repurchase Offers

The Board has adopted a resolution setting forth PREDEX's fundamental policy that it will conduct quarterly repurchase offers (the "Repurchase Offer Policy"). The Repurchase Offer Policy sets the interval between each repurchase offer at one quarter and provides that PREDEX shall conduct a repurchase offer each quarter (unless suspended or postponed in accordance with regulatory requirements).  The Repurchase Offer Policy also provides that the repurchase pricing shall occur not later than the 14th day after the Repurchase Request Deadline or the next business day if the 14th day is not a business day.  PREDEX's Repurchase Offer Policy is fundamental and cannot be changed without shareholder approval.  PREDEX may, for the purpose of paying for repurchased shares, be required to liquidate portfolio holdings earlier than the Adviser would otherwise have liquidated these holdings.  Such liquidations may result in losses, and may increase PREDEX's portfolio turnover.

Repurchase Offer Policy Summary of Terms

1.

PREDEX will make repurchase offers at periodic intervals pursuant to Rule 23c-3 under the 1940 Act, as that rule may be amended from time to time.  Rule 23c-3 establishes requirements that closed-end funds must follow when making repurchase offers to their shareholders.

2.

The repurchase offers will be made in March, June, September and December of each year.

3.

PREDEX must receive repurchase requests submitted by shareholders in response to PREDEX's repurchase offer within 21 to 42 days of the date the repurchase offer is made (or the preceding business day if the New York Stock

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Exchange is closed on that day), as specified by PREDEX (the "Repurchase Request Deadline").

4.

The maximum time between the Repurchase Request Deadline and the next date on which PREDEX determines the NAV applicable to the purchase of shares (the "Repurchase Pricing Date") is 14 calendar days (or the next business day if the fourteenth day is not a business day).

PREDEX may not condition a repurchase offer upon the tender of any minimum amount of shares.  PREDEX may deduct from the repurchase proceeds only a repurchase fee that is paid to PREDEX and is reasonably intended to compensate PREDEX for expenses directly related to the repurchase.  The repurchase fee may not  exceed 2% of the proceeds.  However, PREDEX does not currently charge a repurchase fee.  PREDEX may rely on Rule 23c-3 only so long as the Board of Trustees satisfies PREDEX governance standards defined in Rule 0-1(a)(7) under the 1940 Act.

Procedures:  All periodic repurchase offers must comply with the following procedures:

Repurchase Offer Amount:  Each quarter, PREDEX may offer to repurchase at least 5% and no more than 25% of the outstanding shares of PREDEX on the Repurchase Request Deadline (the "Repurchase Offer Amount").  The Board of Trustees shall determine the quarterly Repurchase Offer Amount.

Shareholder Notification:  Thirty days before each Repurchase Request Deadline, PREDEX shall send to each shareholder of record and to each beneficial owner of the shares that are the subject of the repurchase offer a notification ("Shareholder Notification") providing the following information:

1.

A statement that PREDEX is offering to repurchase its shares from shareholders at NAV;

2.

Any fees applicable to such repurchase, if any;

3.

The Repurchase Offer Amount;

4.

The dates of the Repurchase Request Deadline, Repurchase Pricing Date, and the date by which PREDEX must pay shareholders for any shares repurchased (which shall not be more than seven days after the Repurchase Pricing Date) (the "Repurchase Payment Deadline");

5.

The risk of fluctuation in NAV between the Repurchase Request Deadline and the Repurchase Pricing Date, and the possibility that PREDEX may use an earlier Repurchase Pricing Date;

6.

The procedures for shareholders to request repurchase of their shares and the right of shareholders to withdraw or modify their repurchase requests until the Repurchase Request Deadline;

7.

The procedures under which PREDEX may repurchase such shares on a pro rata basis if shareholders tender more than the Repurchase Offer Amount;

8.

The circumstances in which PREDEX may suspend or postpone a repurchase offer;

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9.

The NAV of the shares computed no more than seven days before the date of the notification and the means by which shareholders may ascertain the NAV thereafter; and

10.

The market price, if any, of the shares on the date on which such NAV was computed, and the means by which shareholders may ascertain the market price thereafter.

PREDEX must file Form N-23c-3 ("Notification of Repurchase Offer'') and three copies of the Shareholder Notification with the Securities and Exchange Commission ("SEC") within three business days after sending the notification to shareholders.

Notification of Beneficial Owners:  Where PREDEX knows that shares subject to a repurchase offer are held of record by a broker, dealer, voting trustee, bank, association or other entity that exercises fiduciary powers in nominee name or otherwise, PREDEX must follow the procedures for transmitting materials to beneficial owners of securities that are set forth in Rule 14a-13 under the Securities Exchange Act of 1934.

Repurchase Requests:  Repurchase requests must be submitted by shareholders by the Repurchase Request Deadline.  PREDEX shall permit repurchase requests to be withdrawn or modified at any time until the Repurchase Request Deadline, but shall not permit repurchase requests to be withdrawn or modified after the Repurchase Request Deadline.

Repurchase Requests in Excess of the Repurchase Offer Amount:  If shareholders tender more than the Repurchase Offer Amount, PREDEX may, but is not required to, repurchase an additional amount of shares not to exceed 2% of the outstanding shares of PREDEX on the Repurchase Request Deadline.  If PREDEX determines not to repurchase more than the Repurchase Offer Amount, or if shareholders tender shares in an amount exceeding the Repurchase Offer Amount plus 2% of the outstanding shares on the Repurchase Request Deadline, PREDEX shall repurchase the shares tendered on a pro rata basis.  This policy, however, does not prohibit PREDEX from:

1.

Accepting all repurchase requests by persons who own, beneficially or of record, an aggregate of not more than 100 shares and who tender all of their stock for repurchase, before prorating shares tendered by others, or

2.

Accepting by lot shares tendered by shareholders who request repurchase of all shares held by them and who, when tendering their shares, elect to have either (i) all or none or (ii) at least a minimum amount or none accepted, if PREDEX first accepts all shares tendered by shareholders who do not make this election.

Suspension or Postponement of Repurchase Offers:  PREDEX shall not suspend or postpone a repurchase offer except pursuant to a vote of a majority of the Board of Trustees, including a majority of the Trustees who are not interested persons of PREDEX, and only:

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1.

If the repurchase would cause PREDEX to lose its status as a regulated investment company under Subchapter M of the Internal Revenue Code;

2.

If the repurchase would cause the shares that are the subject of the offer that are either listed on a national securities exchange or quoted in an inter-dealer quotation system of a national securities association to be neither listed on any national securities exchange nor quoted on any inter-dealer quotation system of a national securities association;

3.

For any period during which the New York Stock Exchange or any other market in which the securities owned by PREDEX are principally traded is closed, other than customary week-end and holiday closings, or during which trading in such market is restricted;

4.

For any period during which an emergency exists as a result of which disposal by PREDEX of securities owned by it is not reasonably practicable, or during which it is not reasonably practicable for PREDEX fairly to determine the value of its net assets; or

5.

For such other periods as the SEC may by order permit for the protection of shareholders of PREDEX.

If a repurchase offer is suspended or postponed, PREDEX shall provide notice to shareholders of such suspension or postponement.  If PREDEX renews the repurchase offer, PREDEX shall send a new Shareholder Notification to shareholders.

Computing Net Asset Value:  PREDEX's current NAV shall be computed no less frequently than weekly, and daily on the five business days preceding a Repurchase Request Deadline, on such days and at such specific time or times during the day as set by the Board of Trustees.  Currently, the Board has determined that PREDEX's NAV shall be determined daily following the close of the New York Stock Exchange.  PREDEX's NAV need not be calculated on:

1.

Days on which changes in the value of PREDEX's portfolio securities will not materially affect the current NAV of the shares;

2.

Days during which no order to purchase shares is received, other than days when the NAV would otherwise be computed; or

3.

Customary national, local, and regional business holidays described or listed in the prospectus.

Liquidity Requirements:  From the time PREDEX sends a Shareholder Notification to shareholders until the Repurchase Pricing Date, a percentage of PREDEX's assets equal to at least 100% of the Repurchase Offer Amount (the "Liquidity Amount") shall consist of assets that individually can be sold or disposed of in the ordinary course of

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business, at approximately the price at which PREDEX has valued the investment, within a period equal to the period between a Repurchase Request Deadline and the Repurchase Payment Deadline, or of assets that mature by the next Repurchase Payment Deadline.  This requirement means that individual assets must be salable under these circumstances.  It does not require that the entire Liquidity Amount must be salable.  In the event that PREDEX's assets fail to comply with this requirement, the Board of Trustees shall cause PREDEX to take such action as it deems appropriate to ensure compliance.

Liquidity Policy:  The Board of Trustees may delegate day-to-day responsibility for evaluating liquidity of specific assets to PREDEX's investment adviser, but shall continue to be responsible for monitoring the investment adviser's performance of its duties and the composition of the portfolio.  Accordingly, the Board of Trustees has approved this policy that is reasonably designed to ensure that PREDEX's portfolio assets are sufficiently liquid so that PREDEX can comply with its fundamental policy on repurchases and comply with the liquidity requirements in the preceding paragraph.

1.

In evaluating liquidity, the following factors are relevant, but not necessarily determinative:

(a)

The frequency of trades and quotes for the security.

(b)

The number of dealers willing to purchase or sell the security and the number of potential purchasers.

(c)

Dealer undertakings to make a market in the security.

(d)

The nature of the marketplace trades (e.g., the time needed to dispose of the security, the method of soliciting offer and the mechanics of transfer).

(e)

The size of PREDEX's holdings of a given security in relation to the total amount of outstanding of such security or to the average trading volume for the security.

2.

If market developments impair the liquidity of a security, the investment adviser should review the advisability of retaining the security in the portfolio.  The investment adviser should report to the basis for its determination to retain a security at the next Board of Trustees meeting.

3.

The Board of Trustees shall review the overall composition and liquidity of PREDEX's portfolio on a quarterly basis.

4.

These procedures may be modified as the Board deems necessary.

Registration Statement Disclosure:  PREDEX's registration statement must disclose its intention to make or consider making such repurchase offers.

Annual Report Disclosure:  PREDEX shall include in its annual report to shareholders the following:

1.

Disclosure of its fundamental policy regarding periodic repurchase offers.

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2.

Disclosure regarding repurchase offers by PREDEX during the period covered by the annual report, which disclosure shall include:

a.

the number of repurchase offers,

b.

the repurchase offer amount and the amount tendered in each repurchase offer,

c.

and the extent to which in any repurchase offer PREDEX repurchased stock pursuant to the procedures in paragraph (b)(5) of this section.

Advertising:  PREDEX, or any underwriter for PREDEX, must comply, as if PREDEX were an open-end company, with the provisions of Section 24(b) of the 1940 Act and the rules thereunder and file, if necessary, with FINRA or the SEC any advertisement, pamphlet, circular, form letter, or other sales literature addressed to or intended for distribution to prospective investors.

Involuntary Repurchases

PREDEX may, at any time, repurchase at NAV shares of a shareholder, or any person acquiring shares from or through a shareholder, if: the shares have been transferred or have vested in any person other than by operation of law as the result of the death, dissolution, bankruptcy or incompetency of a shareholder; ownership of the shares by the shareholder or other person will cause PREDEX to be in violation of, or require registration of the shares, or subject PREDEX to additional registration or regulation under, the securities, commodities or other laws of the United States or any other relevant jurisdiction; continued ownership of the shares may be harmful or injurious to the business or reputation of PREDEX or may subject PREDEX or any shareholders to an undue risk of adverse tax or other fiscal consequences; the shareholder owns shares having an aggregate NAV less than an amount determined from time to time by the Trustees; or it would be in the interests of PREDEX, as determined by the Board, for PREDEX to repurchase the Shares.  The Adviser may tender for repurchase in connection with any repurchase offer made by PREDEX Shares that it holds in its capacity as a shareholder.

Transfers of Shares

No person may become a substituted shareholder without the written consent of the Board, which consent may be withheld for any reason in the Board's sole and absolute discretion. Shares may be transferred only (i) by operation of law pursuant to the death, bankruptcy, insolvency or dissolution of a shareholder or (ii) with the written consent of the Board, which may be withheld in its sole and absolute discretion.  The Board may, in its discretion, delegate to the Adviser its authority to consent to transfers of shares.  Each shareholder and transferee is required to pay all expenses, including attorneys and accountants fees, incurred by PREDEX in connection with such transfer.

MANAGEMENT OF PREDEX

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The Board has overall responsibility to manage and control the business affairs of PREDEX, including the complete and exclusive authority to oversee and to establish policies regarding the management, conduct and operation of PREDEX's business. The Board exercises the same powers, authority and responsibilities on behalf of PREDEX as are customarily exercised by the board of directors of a registered investment company organized as a corporation.  The business of the Trust is managed under the direction of the Board in accordance with the Agreement and Declaration of Trust and the Trust's By-laws (the "Governing Documents"), each as amended from time to time, which have been filed with the Securities and Exchange Commission and are available upon request. The Board consists of one individual who is an interested person of the Trust as defined under the 1940 Act.  [The Board consists of [three] individuals, [two] of whom are not "interested persons" (as defined under the 1940 Act) of the Trust, the Adviser, or the Trust's distributor ("Independent Trustees").]  Interested Persons generally include affiliates, immediate family members of affiliates, any partner or employee of PREDEX's legal counsel, and any person who has engaged in portfolio transactions for PREDEX or who has loaned PREDEX money or property within the previous six months.  Pursuant to the Governing Documents of the Trust, the Trustees shall elect officers including a President, a Secretary, a Treasurer, a Principal Executive Officer and a Principal Accounting Officer. The Board retains the power to conduct, operate and carry on the business of the Trust and has the power to incur and pay any expenses, which, in the opinion of the Board, are necessary or incidental to carry out any of the Trust's purposes. The Trustees, officers, employees and agents of the Trust, when acting in such capacities, shall not be subject to any personal liability except for his or her own bad faith, willful misfeasance, gross negligence or reckless disregard of his or her duties.

Board Leadership Structure

The Trust is led by [___________], who has served as the Chairman of the Board since [__] 2013.  Additionally, under certain 1940 Act governance guidelines that apply to the Trust, the Independent Trustees will meet in executive session, at least quarterly.  Under the Trust's Agreement and Declaration of Trust and By-Laws, the Chairman of the Board is responsible for (a) presiding at board meetings, (b) calling special meetings on an as-needed basis, (c) execution and administration of Trust policies including (i) setting the agendas for board meetings and (ii) providing information to board members in advance of each board meeting and between board meetings.  Generally, the Trust believes it best to have a [non-executive] Chairman of the Board, who together with the [President] and principal executive officer, are seen by shareholders, business partners and other stakeholders as providing strong leadership. The Trust believes that its Chairman, the chair of the Audit Committee, and, as an entity, the full Board of Trustees, provide effective leadership that is in the best interests of the Trust and each shareholder.

Board Risk Oversight

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The Board of Trustees is comprised of [three] Trustees including [two] Independent Trustees with a standing independent Audit Committee with a separate chair. The Board is responsible for overseeing risk management, and the full Board regularly engages in discussions of risk management and receives compliance reports that inform its oversight of risk management from its Chief Compliance Officer at quarterly meetings and on an ad hoc basis, when and if necessary.  The Audit Committee considers financial and reporting risk within its area of responsibilities.  Generally, the Board believes that its oversight of material risks is adequately maintained through the compliance-reporting chain where the Chief Compliance Officer is the primary recipient and communicator of such risk-related information.

Trustee Qualifications

Generally, the Trust believes that each Trustee is competent to serve because of their individual overall merits including: (i) experience, (ii) qualifications, (iii) attributes and (iv) skills.

[to be supplied by subsequent amendment]

The Trust does not believe any one factor is determinative in assessing a Trustee's qualifications, but that the collective experience of each Trustee makes them each highly qualified.

Following is a list of the Trustees and executive officers of the Trust and their principal occupation over the last five years. Unless otherwise noted, the address of each Trustee and Officer is c/o PREDEX, 17605 Wright Street, Suite 2, Omaha, NE  68130.

Independent Trustees

Name, Address and Age	Position/Term of Office*	Principal Occupation During the Past Five Years	Number of Portfolios in Fund Complex** Overseen by Trustee	Other Directorships held by Trustee During Last 5 Years

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Interested Trustees and Officers

Name, Address*** and Age	Position/Term of Office*	Principal Occupation During the Past Five Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships held by Trustee During Last 5 Years
Parker D. Bridgeport Born 1959	Trustee since Feb. 2013	Attorney (Associate), Thompson Hine LLP (March 2007 to present)	1	None
Michael Wible Born 1962	Secretary since Feb. 2013	Attorney (Partner), Thompson Hine LLP (2004 to present)	n/a	n/a

* The term of office for each Trustee and officer listed above will continue indefinitely.

** The term "Fund Complex" refers to the PREDEX.

*** The address for all officers is c/o PREDEX, 17605 Wright Street, Suite 2, Omaha, NE  68130.

Board Committees

Audit Committee

The Board has an Audit Committee that consists of [two] Trustees, each of whom is not an "interested person" of the Trust within the meaning of the 1940 Act. The Audit Committee's responsibilities include: (i) recommending to the Board the selection, retention or termination of the Trust's independent auditors; (ii) reviewing with the independent auditors the scope, performance and anticipated cost of their audit; (iii) discussing with the independent auditors certain matters relating to the Trust's financial statements, including any adjustment to such financial statements recommended by such independent auditors, or any other results of any audit; (iv) reviewing on a periodic basis a formal written statement from the independent auditors with respect to their independence, discussing with the independent auditors any relationships or services disclosed in the statement that may impact the objectivity and independence of the Trust's independent auditors and recommending that the Board take appropriate action in response thereto to satisfy itself of the auditor's independence; and (v) considering the comments of the independent auditors and management's responses thereto with respect to the quality and adequacy of the Trust's accounting and financial reporting policies and practices and internal controls.  The Audit Committee operates pursuant to an Audit Committee Charter. Due to the size of the Board, the Audit Committee is also responsible for seeking and reviewing nominee candidates for consideration as Independent Trustees as is from time to time considered necessary or appropriate. PREDEX does not accept Trustee nominations from shareholders.  As of the date of this SAI, the Audit Committee held [one] meeting.

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Trustee Ownership

The following table indicates the dollar range of equity securities that each Trustee beneficially owned in PREDEX as of the date of this SAI.

Name of Trustee	Dollar Range of Equity Securities in PREDEX	Aggregate Dollar Range of Equity Securities in All Registered Investment Companies Overseen by Trustee in Family of Investment Companies
Parker D. Bridgeport	None	None

Compensation

Each Trustee who is not affiliated with the Trust or Adviser or otherwise Independent will receive a quarterly fee of $[__], as well as reimbursement for any reasonable expenses incurred attending the meetings. None of the executive officers receive compensation from the Trust.

The table below details the amount of compensation the Trustees are expected to receive from the Trust during the fiscal year ending [____________], 2014.  The Trust does not have a bonus, profit sharing, pension or retirement plan.

Name and Position	Aggregate Compensation From Fund	Pension or Retirement Benefits Accrued as Part of Fund Expenses	Estimated Annual Benefits Upon Retirement	Total Compensation From Trust Paid to Directors
Parker D. Bridgeport, Trustee	$0	$0	$0	$[___]
	$[___]			$[___]
	$[___]			$[___]
	$[___]			$[___]
	$[___]			$[___]

CODES OF ETHICS

Each of the [Fund, the Adviser] and the Trust's distributor has adopted a code of ethics under Rule 17j-1 of the 1940 Act (collectively the "Ethics Codes").  Rule 17j-1 and the Ethics Codes are designed to prevent unlawful practices in connection with the purchase or sale of securities by covered personnel ("Access Persons").  The Ethics Codes apply to PREDEX and permit Access Persons to, subject to certain restrictions, invest in securities, including securities that may be purchased or held by PREDEX. Under the Ethics Codes, Access Persons may engage in personal securities transactions, but are required to report their personal securities transactions for monitoring purposes. In addition, certain Access Persons are required to obtain

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approval before investing in initial public offerings or private placements. The Ethics Codes can be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling the SEC at 1-202-551-8090. The codes are available on the EDGAR database on the SEC's website at www.sec.gov, and also may be obtained, after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the SEC's Public Reference Section, Washington, D.C. 20549-0102.

PROXY VOTING POLICIES AND PROCEDURES

The Board has adopted Proxy Voting Policies and Procedures ("Policies") on behalf of the Trust, which delegate the responsibility for voting proxies to the Adviser, subject to the Board's continuing oversight. The Policies require that the Adviser vote proxies received in a manner consistent with the best interests of PREDEX and shareholders. The Policies also require the Adviser to present to the Board, at least annually, the Adviser's Proxy Policies and a record of each proxy voted by the Adviser on behalf of PREDEX, including a report on the resolution of all proxies identified by the Adviser involving a conflict of interest.

Where a proxy proposal raises a material conflict between the interests of the Adviser, any affiliated person(s) of the Adviser, PREDEX's principal underwriter (distributor) or any affiliated person of the principal underwriter (distributor), or any affiliated person of the Trust and PREDEX's or its shareholder's interests, the Adviser will resolve the conflict by voting in accordance with the policy guidelines or at the Trust's directive using the recommendation of an independent third party.  If the third party's recommendations are not received in a timely fashion, the Adviser will abstain from voting.  A copy of the Adviser's proxy voting policies is attached hereto as Appendix A.

Information regarding how PREDEX voted proxies relating to portfolio securities held by PREDEX during the most recent 12-month period ending June 30 will be available (1) without charge, upon request, by calling PREDEX toll-free at [_____________]; and (2) on the U.S. Securities and Exchange Commission's website at http://www.sec.gov.  In addition, a copy of PREDEX's proxy voting policies and procedures are also available by calling toll-free at [____] and will be sent within three business days of receipt of a request.

CONTROL PERSONS AND PRINCIPAL HOLDERS

A principal shareholder is any person who owns (either of record or beneficially) 5% or more of the outstanding shares of a fund.  A control person is one who owns, either directly or indirectly more than 25% of the voting securities of a company or acknowledges the existence of control.  A control person may be able to determine the outcome of a matter put to a shareholder vote.  As of the date of this SAI, PREDEX could be deemed to be under control of [___], which had voting authority with respect to approximately 100% of the value of the outstanding interests in PREDEX on such date.

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However, it is expected that once PREDEX commences investment operations and its shares are sold to the public that the Adviser's control will be diluted until such time as PREDEX is controlled by its unaffiliated shareholders.  [As of the date of this Statement of Additional Information, other than the Adviser and its affiliates, no shareholders of record owned 5% or more of the outstanding shares of PREDEX.  As of the date of this SAI, the Trustees and officers owned no shares of PREDEX.]

INVESTMENT ADVISORY AND OTHER SERVICES

The Adviser

PREDEX Capital Management, LLC, located at 610 Newport Center Drive, Suite 600, Newport Beach, CA 92660, serves as PREDEX's investment adviser.  The Adviser is registered with the SEC as an investment adviser under the Investment Advisers Act of 1940, as amended.  The Adviser is a Delaware limited liability company formed in January 2013 for the purpose of advising PREDEX and has no other clients.  The Adviser is jointly controlled by Mission Realty Advisors, LLC and Chadwick, Saylor & Co., Inc. each of which own half of the Adviser.  Mission Realty Advisors, LLC is deemed to be controlled by J. Grayson Sanders because he owns over 25% of its interests.  Chadwick, Saylor & Co. is controlled by William Chadwick because he owns 100% of its interests.

Under the general supervision of PREDEX's Board of Trustees, the Adviser will carry out the investment and reinvestment of the net assets of PREDEX, will furnish continuously an investment program with respect to PREDEX, will determine which securities should be purchased, sold or exchanged.  In addition, the Adviser will supervise and provide oversight of PREDEX's service providers.  The Adviser will furnish to PREDEX office facilities, equipment and personnel for servicing the management of PREDEX.  The Adviser will compensate all Adviser personnel who provide services to PREDEX. In return for these services, facilities and payments, PREDEX has agreed to pay the Adviser as compensation under the Investment Management Agreement a monthly fee at the annual rate of 0.45% of PREDEX's daily average net assets up to $500 million, 0.35% for net assets over $500 million and up to $1 billion and 0.25% over $1 billion.  The Adviser may employ research services and service providers to assist in the Adviser's market analysis and investment selection.

The Adviser and PREDEX have entered into an expense limitation and reimbursement agreement (the "Expense Limitation Agreement") under which the Adviser has agreed contractually to waive its fees and to pay or absorb the ordinary operating expenses of PREDEX (including all organization and offering expenses, but excluding interest and extraordinary expenses), to the extent that they exceed 0.70% per annum of PREDEX's average daily net assets (the "Expense Limitation"). In consideration of the Adviser's agreement to limit PREDEX's expenses, PREDEX has agreed to repay the Adviser in the amount of any fees waived and Fund expenses paid or absorbed, subject to the limitations that: (1) the reimbursement will be made only for fees and expenses incurred not more than three years from the end of the fiscal year in which they were incurred;

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and (2) the reimbursement may not be made if it would cause the Expense Limitation to be exceeded. The Expense Limitation Agreement will remain in effect unless and until the Board approves its modification or termination.

Conflicts of Interest

PREDEX does not believe the Adviser has any conflicts of interest because the Adviser has no other clients, the portfolio manager does not manage other accounts and he is not permitted to invest in the securities held by PREDEX.  Nonetheless, although the Adviser has no intention of accepting other clients, the Adviser undertakes to adopt policies and procedures in a manner reasonably designed to safeguard PREDEX from being negatively affected as a result of any potential conflicts related to the acceptance of another client or clients.  Although the Adviser anticipates that the Institutional Private Fund and mutual fund managers will follow practices to prevent conflicts of interest, no guarantee or assurances can be made that practices will be followed or that an Institutional Private Fund or mutual fund manager will abide by, and comply with, its stated practices. An Institutional Private Fund manager or mutual fund manager may provide investment advisory and other services, directly or through affiliates, to various affiliated entities and accounts other than the respective Institutional Private Fund or mutual fund.

No Participation in Investment Opportunities

Members, principals, officers, employees and affiliates of the Adviser may not buy or sell securities or other investments in which PREDEX invests.

PORTFOLIO MANAGER

As described in the prospectus, J. Grayson Sanders serves as the portfolio manager and is primarily responsible for the day-to-day management of PREDEX.  As of the date of this SAI, the portfolio manager owned [_] Fund shares.

As of [________], 2013, the portfolio manager was responsible for the management of no accounts except PREDEX:

Distributor

Northern Lights Distributors, LLC (the "Distributor"), located at 17605 Wright Street Omaha, NE 68130, is serving as PREDEX's principal underwriter and acts as the distributor of PREDEX's shares, subject to various conditions.  The Distributor is compensated by the Adviser, not PREDEX.

ALLOCATION OF BROKERAGE

The Adviser anticipates that PREDEX’s investments will be made without the services of a broker.  However, the Adviser undertakes to adopt best execution policies and

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procedures prior to using the services of any broker to execute securities trades with respect to PREDEX’s investment portfolio.

TAX STATUS

The following discussion is general in nature and should not be regarded as an exhaustive presentation of all possible tax ramifications. All shareholders should consult a qualified tax adviser regarding their investment in PREDEX.

PREDEX intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"), which requires compliance with certain requirements concerning the sources of its income, diversification of its assets, and the amount and timing of its distributions to shareholders. Such qualification does not involve supervision of management or investment practices or policies by any government agency or bureau. By so qualifying, PREDEX should not be subject to federal income or excise tax on its net investment income or net capital gain, which are distributed to shareholders in accordance with the applicable timing requirements. Net investment income and net capital gain of PREDEX will be computed in accordance with Section 852 of the Code.  Net investment income is made up of dividends and interest less expenses. Net capital gain for a fiscal year is computed by taking into account any capital loss carryforward of PREDEX.

PREDEX intends to distribute all of its net investment income, any excess of net short-term capital gains over net long-term capital losses, and any excess of net long-term capital gains over net short-term capital losses in accordance with the timing requirements imposed by the Code and therefore should not be required to pay any federal income or excise taxes. Distributions of net investment income will be made quarterly and net capital gain will be made after the end of each fiscal year, and no later than December 31 of each year. Both types of distributions will be in shares of PREDEX unless a shareholder elects to receive cash.

To be treated as a regulated investment company under Subchapter M of the Code, PREDEX must also (a) derive at least 90% of its gross income from dividends, interest, payments with respect to securities loans, net income from certain publicly traded partnerships and gains from the sale or other disposition of securities or foreign currencies, or other income (including, but not limited to, gains from options, futures or forward contracts) derived with respect to the business of investing in such securities or currencies, and (b) diversify its holdings so that, at the end of each fiscal quarter, (i) at least 50% of the market value of PREDEX's assets is represented by cash, U.S. government securities and securities of other regulated investment companies, and other securities (for purposes of this calculation, generally limited in respect of any one issuer, to an amount not greater than 5% of the market value of PREDEX's assets and 10% of the outstanding voting securities of such issuer) and (ii) not more than 25% of the value of its assets is invested in the securities of (other than U.S. government securities or the securities of other regulated investment companies) any one issuer, two or more issuers which PREDEX controls and which are determined to be engaged

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in the same or similar trades or businesses, or the securities of certain publicly traded partnerships.

If PREDEX fails to qualify as a regulated investment company under Subchapter M in any fiscal year, it will be treated as a corporation for federal income tax purposes. As such, PREDEX would be required to pay income taxes on its net investment income and net realized capital gains, if any, at the rates generally applicable to corporations. Shareholders of PREDEX generally would not be liable for income tax on PREDEX's net investment income or net realized capital gains in their individual capacities. Distributions to shareholders, whether from PREDEX's net investment income or net realized capital gains, would be treated as taxable dividends to the extent of current or accumulated earnings and profits of PREDEX.

PREDEX is subject to a 4% nondeductible excise tax on certain undistributed amounts of ordinary income and capital gain under a prescribed formula contained in Section 4982 of the Code. The formula requires payment to shareholders during a calendar year of distributions representing at least 98% of PREDEX's ordinary income for the calendar year and at least 98% of its capital gain net income (i.e., the excess of its capital gains over capital losses) realized during the one-year period ending October 31 during such year plus 100% of any income that was neither distributed nor taxed to PREDEX during the preceding calendar year. Under ordinary circumstances, PREDEX expects to time its distributions so as to avoid liability for this tax.

The following discussion of tax consequences is for the general information of shareholders that are subject to tax. Shareholders that are IRAs or other qualified retirement plans are exempt from income taxation under the Code.

Distributions of taxable net investment income and the excess of net short-term capital gain over net long-term capital loss are taxable to shareholders as ordinary income.

Distributions of net capital gain ("capital gain dividends") generally are taxable to shareholders as long-term capital gain, regardless of the length of time the shares of PREDEX have been held by such shareholders.

A redemption of Fund shares by a shareholder will result in the recognition of taxable gain or loss in an amount equal to the difference between the amount realized and the shareholder's tax basis in his or her Fund shares. Such gain or loss is treated as a capital gain or loss if the shares are held as capital assets. However, any loss realized upon the redemption of shares within six months from the date of their purchase will be treated as a long-term capital loss to the extent of any amounts treated as capital gain dividends during such six-month period. All or a portion of any loss realized upon the redemption of shares may be disallowed to the extent shares are purchased (including shares acquired by means of reinvested dividends) within 30 days before or after such redemption.

Distributions of taxable net investment income and net capital gain will be taxable as described above, whether received in additional cash or shares. Shareholders electing

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to receive distributions in the form of additional shares will have a cost basis for federal income tax purposes in each share so received equal to the net asset value of a share on the reinvestment date.

All distributions of taxable net investment income and net capital gain, whether received in shares or in cash, must be reported by each taxable shareholder on his or her federal income tax return. Dividends or distributions declared in October, November or December as of a record date in such a month, if any, will be deemed to have been received by shareholders on December 31, if paid during January of the following year. Redemptions of shares may result in tax consequences (gain or loss) to the shareholder and are also subject to these reporting requirements.  Investing in municipal bonds and other tax-exempt securities is not a principal investment strategy of PREDEX.  Nonetheless, to the extent PREDEX invests in municipal bonds that are not exempt from calculations used to determine a taxpayer's status with respect to the alternative minimum tax, some shareholders may be subject to the alternative minimum tax.  Investors should consult their tax advisers for more information.

Under the Code, PREDEX will be required to report to the Internal Revenue Service all distributions of taxable income and capital gains as well as gross proceeds from the redemption or exchange of Fund shares, except in the case of certain exempt shareholders. Under the backup withholding provisions of Section 3406 of the Code, distributions of taxable net investment income and net capital gain and proceeds from the redemption or exchange of the shares of a regulated investment company may be subject to withholding of federal income tax in the case of non-exempt shareholders who fail to furnish the investment company with their taxpayer identification numbers and with required certifications regarding their status under the federal income tax law, or if PREDEX is notified by the IRS or a broker that withholding is required due to an incorrect TIN or a previous failure to report taxable interest or dividends. If the withholding provisions are applicable, any such distributions and proceeds, whether taken in cash or reinvested in additional shares, will be reduced by the amounts required to be withheld.

Options, Futures, Forward Contracts and Swap Agreements as Employed by Underlying Funds

Because PREDEX will invest in Underlying Funds, certain, if not all tax aspects of the Underlying Fund’s investments will indirectly affect or apply to PREDEX.  To the extent such investments are permissible for the Underlying Fund, the Underlying Fund's transactions in options, futures contracts, hedging transactions, forward contracts, straddles and foreign currencies will be subject to special tax rules (including mark-to-market, constructive sale, straddle, wash sale and short sale rules), the effect of which may be to accelerate income to the Underlying Fund, defer losses to the Underlying Fund, cause adjustments in the holding periods of the Underlying Fund's securities, convert long-term capital gains into short-term capital gains and convert short-term capital losses into long-term capital losses. These rules could therefore affect the amount, timing and character of distributions to shareholders.

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To the extent such investments are permissible, certain of the Underlying Fund's hedging activities (including its transactions, if any, in foreign currencies or foreign currency-denominated instruments) are likely to produce a difference between its book income and its taxable income. If the Underlying Fund's book income exceeds its taxable income, the distribution (if any) of such excess book income will be treated as (i) a dividend to the extent of the Underlying Fund's remaining earnings and profits (including earnings and profits arising from tax-exempt income), (ii) thereafter, as a return of capital to the extent of the recipient's basis in the shares, and (iii) thereafter, as gain from the sale or exchange of a capital asset. If the Underlying Fund's book income is less than taxable income, the Underlying Fund could be required to make distributions exceeding book income to qualify as a regular investment company that is accorded special tax treatment.

OTHER INFORMATION

Each share represents a proportional interest in the assets of PREDEX. Each share has one vote at shareholder meetings, with fractional shares voting proportionally, on matters submitted to the vote of shareholders. There are no cumulative voting rights.  Shares do not have pre-emptive or conversion or redemption provisions. In the event of a liquidation of PREDEX, shareholders are entitled to share, pro rata, in the net assets of PREDEX available for distribution to shareholders after all expenses and debts have been paid.

Legal Counsel

Thompson Hine LLP, 41 S. High St., 17th Columbus, OH 43215, acts as legal counsel to PREDEX.

Custodian

[Union Bank, N.A.] (the "Custodian") serves as the primary custodian of PREDEX's assets, and may maintain custody of PREDEX's assets with domestic and foreign subcustodians (which may be banks, trust companies, securities depositories and clearing agencies) approved by the Trustees. Assets of PREDEX are not held by the Adviser or commingled with the assets of other accounts other than to the extent that securities are held in the name of a custodian in a securities depository, clearing agency or omnibus customer account of such custodian. The Custodian's principal business address is [350 California Street, 6th Floor San Francisco, California 94104].

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

[McGladrey LLP is the independent registered public accounting firm for PREDEX and will audit PREDEX's financial statements.  McGladrey LLP is located at 555 Seventeenth Street, Suite 1000, Denver, Co  80202.]

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FINANCIAL STATEMENTS

[to be supplied by subsequent amendment]

27

APPENDIX A

Adviser Proxy Voting Policies and Procedures

[to be supplied by subsequent amendment]

28

PREDEX

PART C - OTHER INFORMATION

Item 25. Financial Statements and Exhibits

1. Financial Statements

Part A:

None.

Part B:

Report of Independent Registered Public Accounting Firm
Statement of Assets and Liabilities, Statement of Operations, and Notes to Financial Statements. (To be filed by amendment)

2. Exhibits

a.

(1) Agreement and Declaration of Trust (Filed herewith)

(2) Certificate of Trust (Filed herewith)

(3) Amended Certificate of Trust (Filed herewith)

b.

By-Laws (To be filed by amendment)

c.

Voting Trust Agreements: None

d.

 Instruments Defining Rights of Security Holders. See Article III, "Shares" and Article V "Shareholders' Voting Powers and Meetings" of the Registrant's Agreement and Declaration of Trust. See also, [Article 12, "Meetings" of shareholders of the Registrant's By-Laws].

e.

Dividend reinvestment plan: None

f.

Rights of subsidiaries long-term debt holders: Not applicable.

g.

Investment Advisory Agreement (To be filed by amendment)

h.

(1) Distribution Agreement (To be filed by amendment)

(2) Selling Agreement Form (To be filed by amendment)

i.

Bonus, profit sharing, pension and similar arrangements for Fund Trustees and Officers: None.

j.

Custodian Agreement (To be filed by amendment)

k.

(1) Administration Agreement (To be filed by amendment)

(2) Accounting Services Agreement (To be filed by amendment)

(3) Transfer Agency Agreement (To be filed by amendment)

(4) Expense Limitation Agreement (To be filed by amendment)

l.

Opinion and Consent of Counsel (To be filed by amendment)

m.

Non-resident Trustee Consent to Service of Process: Not applicable

n.

Consent of Independent Registered Public Accounting Firm (To be filed by amendment)

o.

Omitted Financial Statements: None

p.

Initial Capital Agreement (To be filed by amendment)

q.

Model Retirement Plan: None

r.

(1) Code of Ethics-Fund (To be filed by amendment)

(2) Code of Ethics-Adviser (To be filed by amendment)

(3) Code of Ethics-Principal Underwriter/Distributor (To be filed by amendment)

s.

Powers of Attorney (To be filed by amendment)

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Item 26. Marketing Arrangements

Not Applicable.

Item 27. Other Expenses of Issuance and Distribution (estimated – To be supplied by amendment)

SEC Registration fees	$[____]
FINRA fees	$[____]
Legal fees	$[____]
Blue Sky fees	$[____]
Accounting fees	$[____]
Printing	$[____]
Total	$[____]

Item 28. Persons Controlled by or Under Common Control with Registrant

[____]

Item 29. Number of Holders of Securities as of [______ _], 2013

Title of Class Shares of Beneficial Ownership.	Number of Record Holders [1]

Item 30. Indemnification

Reference is made to Article VIII, Section 2 of the Registrant's Agreement and Declaration of Trust (the "Declaration of Trust"), filed as Exhibit (a)(1) hereto, and to [Paragraph [__] of the Registrant's Underwriting/Distribution Agreement], to be filed by Amendment [D&O/E&O Insurance policy if any]. The Registrant hereby undertakes that it will apply the indemnification provisions of the Declaration of Trust and Distribution Agreement in a manner consistent with Release 40-11330 of the Securities and Exchange Commission (the "SEC") under the Investment Company Act of 1940, as amended (the "1940 Act"), so long as the interpretation therein of Sections 17(h) and 17(i) of the 1940 Act remains in effect.  The Registrant maintains insurance on behalf of any person who is or was an independent trustee, officer, employee, or agent of the Registrant against certain liability asserted against and incurred by, or arising out of, his or her position. However, in no event will the Registrant pay that portion of the premium, if any, for insurance to indemnify any such person for any act for which the Registrant itself is not permitted to indemnify.

Insofar as indemnification for liability arising under the Securities Act of 1933, as amended (the "Securities Act") may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Securities Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Securities Act and will be governed by the final adjudication of such issue.

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Item 31. Business and Other Connections of Investment Adviser

A description of any other business, profession, vocation, or employment of a substantial nature in which the investment adviser of the Registrant, and each member, director, executive officer, or partner of any such investment adviser, is or has been, at any time during the past two fiscal years, engaged in for his or her own account or in the capacity of member, trustee, officer, employee, partner or director, is set forth in the Registrant's prospectus in the section entitled "Management of PREDEX." Information as to the members and officers of the Adviser is included in its Form ADV as filed with the SEC (File No. 801-[____]), and is incorporated herein by reference.

Item 32. Location of Accounts and Records

Gemini Fund Services, LLC, PREDEX's administrator, maintains certain required accounting related and financial books and records of the Registrant at 17605 Wright Street, Suite 2, Omaha, NE 68130 and 80 Arkay Drive, Hauppauge, New York 11788.  [Union Bank, N.A.], PREDEX's custodian, maintains certain required accounting related and financial books and records of the Registrant at 350 California Street, 6th Floor San Francisco, California 94104.  Northern Lights Distributors, LLC, PREDEX's distributor, maintains certain required accounting related and financial books and records of the Registrant at 17605 Wright Street Omaha, NE 68130.  The other required books and records are maintained by the Adviser at 610 Newport Center Drive, Suite 600, Newport Beach, CA 92660.

Item 33. Management Services

Not Applicable.

Item 34. Undertakings

1. The Registrant undertakes to suspend the offering of Shares until the prospectus is amended if (1) subsequent to the effective date of its registration statement, the net asset value of PREDEX declines more than ten percent from its net asset value as of the effective date of the registration statement or (2) the net asset value of PREDEX increases to an amount greater than its net proceeds as stated in the prospectus.

2. The Registrant undertakes to file, during any period in which offers or sales are being made, a post-effective amendment to the registration statement: (a) (i) to include any prospectus required by Section 10(a)(3) of the Securities Act; (ii) to reflect in the prospectus any facts or events after the effective date of the registration statement (or the most recent post-effective amendment thereof) which, individually or in the aggregate, represent a fundamental change in the information set forth in the registration statement; and (iii) to include any material information with respect to the plan of distribution not previously disclosed in the registration statement or any material change to such information in the registration statement. (b)  For the purpose of determining any liability under the Securities Act, each post-effective amendment that contains a form of prospectus shall be deemed to be a new registration statement relating to the securities offered therein, and the offering of such securities at that time shall be deemed to be the initial bona fide offering thereof. (c) The Registrant undertakes to remove from registration by means of a post-effective amendment any of the securities being registered which remain unsold at the termination of the offering. (d) The Registrant undertakes that, for the purpose of determining liability under the Securities Act, if the Registrant is subject to Rule 430C, each prospectus filed pursuant to Rule 497(b), (c), (d) or (e) under the Securities Act as part of a registration statement relating to an offering, other than prospectuses filed in reliance on Rule 430A under the Securities Act, shall be deemed to be part of and included in the registration statement as of the date it is first used after effectiveness; provided however, that no statement made in a registration statement or prospectus that is part of the registration statement or made in a

3

document incorporated or deemed incorporated by reference into the registration statement or prospectus that is part of the registration statement will, as to a purchaser with a time of contract of sale prior to such first use, supersede or modify any statement that was made in the registration statement or prospectus that was part of the registration statement or made in any such document immediately prior to such date of first use. (e) The Registrant undertakes that, for the purpose of determining liability under the Securities Act, in a primary offering of securities of the undersigned Registrant pursuant to this registration statement, regardless of the underwriting method used to sell the securities to the purchaser, if the securities are offered or sold to such purchaser by means of any of the following communications, the undersigned Registrant will be a seller to the purchaser and will be considered to offer or sell such securities to the purchaser: (i) any preliminary prospectus or prospectus of the undersigned Registrant relating to the offering required to be filed pursuant to Rule 497 under the Securities Act; (ii) the portion of any advertisement pursuant to Rule 482 under the Securities Act relating to the offering containing material information about the undersigned Registrant or its securities provided by or on behalf of the undersigned Registrant; and (iii) any other communication that is an offer in the offering made by the undersigned Registrant to the purchaser.

3. For purposes of determining any liability under the Securities Act, the information omitted from the form of prospectus filed as part of this registration statement in reliance upon Rule 430A and contained in a form of prospectus filed by the Registrant under Rule 497(h) under the Securities Act shall be deemed to be part of this registration statement as of the time it was declared effective. The Registrant undertakes that, for the purpose of determining any liability under the Securities Act, each such post-effective amendment shall be deemed to be a new registration statement relating to the securities offered therein, and the offering of those securities at that time shall be deemed to be the initial bona fide offering thereof.

4. The Registrant undertakes to send by first class mail or other means designed to ensure equally prompt delivery within two business days of receipt of a written or oral request, the Registrant's statement of additional information.

4

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this registration statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Columbus, State of Ohio, on the 1st day of March 2013.

PREDEX

By:

/s/ Parker D. Bridgeport

Name:

Parker D. Bridgeport

Title:

Trustee

Pursuant to the requirements of the Securities Act of 1933, this registration statement has been signed below by the following persons in the capacities and on the dates.

By:

/s/ Parker D. Bridgeport

Name:

Parker D. Bridgeport

Title:

Trustee

Date:

March 1, 2013

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EXHIBIT INDEX

Description	Exhibit Number
Agreement and Declaration of Trust	99(a)(1)
Certificate of Trust	99(a)(2)
Amended Certificate of Trust	99(a)(3)

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